UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: April 30 - MainStay Absolute Return Multi-Strategy Fund and MainStay Tax Advantaged Short Term Bond Fund

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2017 is filed herewith.

MainStay Absolute Return Multi-Strategy Fund

Consolidated Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 19.0% †
	Corporate Bonds 10.0%
	Apparel 0.1%
	Hanesbrands Finance Luxembourg SCA Series Reg S 3.50%, due 6/15/24		$100,000	$111,442

	Auto Parts & Equipment 1.1%
	Adient Global Holdings, Ltd. Series Reg S 3.50%, due 8/15/24		200,000	215,630
	Goodyear Tire & Rubber Co. (The) 7.00%, due 5/15/22		$300,000	314,010
	IHO Verwaltungs GmbH
	Series Reg S 3.25%, due 9/15/23 (a)	EUR	100,000	110,703
	Series Reg S 3.75%, due 9/15/26 (a)		100,000	108,198
	Lear Corp. 4.75%, due 1/15/23		$240,000	249,583
	Tenneco, Inc. 5.00%, due 7/15/26		46,000	45,940
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (b)		315,000	323,269
				1,367,333
	Banks 0.3%
	Bank of America Corp.
	4.20%, due 8/26/24		55,000	55,872
	5.625%, due 7/1/20		50,000	54,942
	Citigroup, Inc. 4.60%, due 3/9/26		60,000	61,685
	Goldman Sachs Group, Inc. (The)
	5.375%, due 3/15/20		50,000	54,189
	6.75%, due 10/1/37		50,000	61,632
	Morgan Stanley
	5.00%, due 11/24/25		55,000	58,413
	5.50%, due 1/26/20		50,000	54,291
				401,024
	Beverages 0.4%
	Constellation Brands, Inc. 7.25%, due 5/15/17		300,000	304,800
	Cott Beverages, Inc. 6.75%, due 1/1/20		180,000	186,570
				491,370
	Building Materials 0.4%
	Cemex Finance LLC Series Reg S 9.375%, due 10/12/22		215,000	234,071
	Cemex SAB de CV
	4.375%, due 3/5/23	EUR	100,000	111,188
	4.75%, due 1/11/22		100,000	112,673
				457,932
	Chemicals 0.1%
	Axalta Coating Systems LLC Series Reg S 4.25%, due 8/15/24		100,000	114,448

	Commercial Services 0.2%
	Nielsen Co. Luxembourg S.A.R.L. (The)
	5.00%, due 2/1/25 (b)		$23,000	22,856
	5.50%, due 10/1/21 (b)		183,000	189,863
				212,719
	Distribution & Wholesale 0.2%
	LKQ Corp. 4.75%, due 5/15/23		84,000	84,126
	Rexel S.A. Series Reg S 3.25%, due 6/15/22	EUR	165,000	185,242
				269,368
	Electric 0.4%
	EDP Finance B.V. Series Reg S 6.00%, due 2/2/18		$200,000	207,075
	Gas Natural Fenosa Finance B.V. Series Reg S 4.125%, due 11/29/49 (c)	EUR	300,000	328,707
				535,782
	Entertainment 0.0%‡
	Isle of Capri Casinos, Inc. 5.875%, due 3/15/21		$50,000	51,690

	Food 0.3%
	Barry Callebaut Services N.V. Series Reg S 2.375%, due 5/24/24	EUR	100,000	110,539
	Kraft Heinz Foods Co. 2.80%, due 7/2/20		$95,000	96,094
	Tyson Foods, Inc. 3.95%, due 8/15/24		105,000	106,735
				313,368
	Food Services 0.3%
	Aramark Services, Inc.
	5.125%, due 1/15/24		100,000	103,916
	5.125%, due 1/15/24 (b)		170,000	176,657
	5.75%, due 3/15/20		33,000	33,603
				314,176
	Forest Products & Paper 0.3%
	Sappi Papier Holding GmbH 7.75%, due 7/15/17 (b)		210,000	212,625
	Smurfit Kappa Acquisitions Series Reg S 2.375%, due 2/1/24	EUR	100,000	108,317
				320,942
	Health Care - Products 0.4%
	Abbott Laboratories
	2.35%, due 11/22/19		$60,000	60,159
	3.40%, due 11/30/23		150,000	149,674
	Boston Scientific Corp. 2.85%, due 5/15/20		100,000	101,307
	Hologic, Inc. 5.25%, due 7/15/22 (b)		220,000	229,350
				540,490
	Health Care - Services 0.4%
	Fresenius Finance Ireland PLC
	Series Reg S 0.875%, due 1/31/22	EUR	40,000	43,194
	Series Reg S 2.125%, due 2/1/27		26,000	28,005
	Fresenius Medical Care U.S. Finance II, Inc. 4.75%, due 10/15/24 (b)		$80,000	81,000
	HCA, Inc. 5.875%, due 3/15/22		220,000	238,975
	Laboratory Corporation of America Holdings 2.625%, due 2/1/20		100,000	100,418
				491,592
	Home Builders 0.0%‡
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24		40,000	41,400

	Household Products & Wares 0.2%
	Spectrum Brands, Inc. Series Reg S 4.00%, due 10/1/26	EUR	200,000	222,675

	Housewares 0.0%‡
	Newell Brands, Inc. 5.00%, due 11/15/23		$22,000	23,657

	Internet 0.2%
	United Group B.V. Series Reg S 7.875%, due 11/15/20	EUR	200,000	226,058

	Lodging 0.2%
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24 (b)		$200,000	196,250

	Media 1.3%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.875%, due 4/1/24 (b)		100,000	107,313
	5.875%, due 5/1/27 (b)		70,000	74,266
	6.625%, due 1/31/22		280,000	289,800
	Nielsen Finance LLC / Nielsen Finance Co. 5.00%, due 4/15/22 (b)		200,000	204,250
	SFR Group S.A. 6.00%, due 5/15/22 (b)		200,000	205,750
	Sirius XM Radio, Inc.
	5.75%, due 8/1/21 (b)		140,000	145,765
	6.00%, due 7/15/24 (b)		120,000	127,726
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (b)		200,000	205,000
	Ziggo Secured Finance B.V. Series Reg S 4.25%, due 1/15/27	EUR	200,000	219,261
				1,579,131
	Oil & Gas 0.0%‡
	Newfield Exploration Co. 5.75%, due 1/30/22		$40,000	42,600

	Packaging & Containers 0.8%
	Ball Corp. 4.375%, due 12/15/23	EUR	325,000	392,499
	Crown European Holdings S.A.
	Series Reg S 2.625%, due 9/30/24		100,000	105,663
	Series Reg S 4.00%, due 7/15/22		100,000	118,664
	Sealed Air Corp.
	Series Reg S 4.50%, due 9/15/23		230,000	275,286
	4.875%, due 12/1/22 (b)		$75,000	77,344
				969,456
	Pharmaceuticals 0.1%
	AbbVie, Inc. 2.50%, due 5/14/20		100,000	100,454

	Private Equity 0.0%‡
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22		50,000	50,063

	Real Estate Investment Trusts 0.3%
	Equinix, Inc.
	5.375%, due 1/1/22		27,000	28,552
	5.375%, due 4/1/23		200,000	209,266
	5.75%, due 1/1/25		50,000	52,750
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.75%, due 10/1/20	EUR	100,000	112,738
				403,306
	Retail 1.2%
¤	1011778 B.C. ULC / New Red Finance, Inc. 4.625%, due 1/15/22 (b)		$480,000	492,600
	Dollar Tree, Inc. 5.75%, due 3/1/23		370,000	391,830
	Groupe Fnac S.A. Series Reg S 3.25%, due 9/30/23	EUR	110,000	122,543
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
	5.00%, due 6/1/24 (b)		$200,000	203,750
	5.25%, due 6/1/26 (b)		100,000	101,166
	Mobilux Finance SAS Series Reg S 5.50%, due 11/15/24	EUR	100,000	112,177
	O'Reilly Automotive, Inc. 3.80%, due 9/1/22		$80,000	82,733
				1,506,799
	Semiconductors 0.2%
	NXP B.V. / NXP Funding LLC 3.875%, due 9/1/22 (b)		285,000	289,631

	Telecommunications 0.6%
	T-Mobile USA, Inc.
	5.25%, due 9/1/18		50,000	50,715
	6.25%, due 4/1/21		53,000	54,919
	6.375%, due 3/1/25		50,000	54,062
	6.731%, due 4/28/22		305,000	317,200
	Telefonica Europe B.V.
	Series Reg S 3.75%, due 12/31/49 (c)	EUR	100,000	106,061
	Series Reg S 4.20%, due 12/29/49 (c)		100,000	111,188
				694,145
	Total Corporate Bonds (Cost $12,308,053)			12,339,301

	Foreign Bonds 6.9%
	Austria 0.1%
	Sappi Papier Holding GmbH Series Reg S 4.00%, due 4/1/23		100,000	113,887

	Belgium 0.1%
	Ontex Group N.V. Series Reg S 4.75%, due 11/15/21		100,000	113,348

	France 2.1%
	Accor S.A. Series Reg S 4.125%, due 6/30/49 (c)		200,000	222,338
	Cerba HealthCare S.A.S. Series Reg S 7.00%, due 2/1/20		350,000	386,157
	Crown European Holdings S.A. Series Reg S 3.375%, due 5/15/25		215,000	235,864
	HomeVi S.A.S. Series Reg S 6.875%, due 8/15/21		175,000	200,735
	La Financiere Atalian S.A.S. Series Reg S 7.25%, due 1/15/20		120,000	134,768
	Orange S.A. Series Reg S 5.875%, due 12/31/49 (c)	GBP	100,000	133,360
	PSA Tresorerie GIE 6.00%, due 9/19/33	EUR	46,000	58,845
	Rexel S.A. Series Reg S 3.50%, due 6/15/23		200,000	224,525
	Solvay Finance S.A. Series Reg S 5.869%, due 12/29/49 (c)		200,000	238,497
	Tereos Finance Groupe I S.A. Series Reg S 4.125%, due 6/16/23		100,000	111,998
	Total S.A.
	Series Reg S 3.369%, due 12/29/49 (c)		100,000	104,576
	Series Reg S 3.875%, due 12/29/49 (c)		100,000	113,622
	Veolia Environnement S.A. Series Reg S 4.85%, due 1/29/49 (c)	GBP	300,000	389,478
				2,554,763
	Germany 1.7%
	CeramTec Group GmbH Series Reg S 8.25%, due 8/15/21	EUR	230,000	264,858
	HeidelbergCement A.G. Series Reg S 2.25%, due 3/30/23		180,000	206,696
	Kirk Beauty One GmbH Series Reg S 8.75%, due 7/15/23		100,000	119,267
	Techem GmbH Series Reg S 6.125%, due 10/1/19		375,000	418,142
	Trionista Holdco GmbH Series Reg S 5.00%, due 4/30/20		400,000	441,602
	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
	Series Reg S 3.50%, due 1/15/27		100,000	106,827
	Series Reg S 5.125%, due 1/21/23		81,000	92,292
	Series Reg S 5.50%, due 9/15/22		162,000	183,623
	Vonovia Finance B.V. Series Reg S 4.625%, due 4/8/74 (c)		300,000	339,832
				2,173,139
	Ireland 0.2%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
	Series Reg S 4.125%, due 5/15/23		100,000	114,157
	Series Reg S 4.25%, due 1/15/22		100,000	111,178
				225,335
	Italy 0.4%
	Enel S.p.A.
	Series Reg S 6.50%, due 1/10/74 (c)		278,000	322,983
	Series Reg S 7.75%, due 9/10/75 (c)	GBP	100,000	138,150
				461,133
	Luxembourg 0.6%
	Dufry Finance SCA Series Reg S 4.50%, due 8/1/23	EUR	200,000	230,866
	Play Topco S.A. Series Reg S 7.75%, due 2/28/20 (a)		100,000	109,353
	Telenet Finance V Luxembourg SCA
	Series Reg S 6.25%, due 8/15/22		100,000	114,168
	Series Reg S 6.75%, due 8/15/24		100,000	119,587
	Telenet Finance VI Luxembourg SCA Series Reg S 4.875%, due 7/15/27		112,000	126,405
				700,379
	Netherlands 0.6%
	Iberdrola International B.V. Series Reg S 5.75%, due 2/27/49 (c)		200,000	227,239
	InterXion Holding N.V. Series Reg S 6.00%, due 7/15/20		150,000	169,414
	LGE HoldCo VI B.V. Series Reg S 7.125%, due 5/15/24		210,000	258,149
	Telefonica Europe B.V. Series Reg S 5.00%, due 3/31/49 (c)		100,000	112,478
				767,280
	Spain 0.2%
	Grupo Antolin Dutch B.V. Series Reg S 5.125%, due 6/30/22		200,000	231,567

	Sweden 0.2%
	Verisure Holding AB Series Reg S 6.00%, due 11/1/22		210,000	246,977

	United Kingdom 0.6%
	Alliance Automotive Finance PLC Series Reg S 6.25%, due 12/1/21		140,000	161,141
	Synlab Bondco PLC Series Reg S 6.25%, due 7/1/22		300,000	352,333
	Virgin Media Secured Finance PLC Series Reg S 6.00%, due 4/15/21	GBP	58,182	76,120
	Worldpay Finance PLC Series Reg S 3.75%, due 11/15/22	EUR	200,000	229,286
				818,880
	United States 0.1%
	LKQ Italia Bondco S.p.A. Series Reg S 3.875%, due 4/1/24		100,000	113,941

	Total Foreign Bonds (Cost $8,738,271)			8,520,629

	U.S. Government 2.1%
¤	United States Treasury Inflation - Indexed Bond 0.375%, due 7/15/25		$2,494,628	2,507,754

	Total U.S. Government (Cost $2,541,912)			2,507,754
	Total Long-Term Bonds (Cost $23,588,236)			23,367,684

		Shares
	Common Stocks 48.3%
	Advertising 0.1%
	IPSOS (d)	2,642	87,458

	Aerospace & Defense 0.4%
	Kratos Defense & Security Solutions, Inc. (e)	9,800	80,752
	Spirit AeroSystems Holdings, Inc. Class A	2,600	156,130
	Zodiac Aerospace	6,640	201,417
			438,299
	Airlines 0.1%
	Deutsche Lufthansa A.G. Registered (d)	11,467	152,690

	Apparel 0.2%
	Michael Kors Holdings, Ltd. (e)	2,000	85,620
	Skechers U.S.A., Inc. Class A (e)	6,300	158,256
			243,876
	Auto Manufacturers 0.3%
	Peugeot S.A. (d)(e)	8,352	155,075
	Renault S.A. (d)	413	37,173
	Wabash National Corp.	7,200	127,080
			319,328
	Auto Parts & Equipment 0.6%
	American Axle & Manufacturing Holdings, Inc. (e)	3,700	75,480
	Autoneum Holding A.G. (d)	96	25,029
	Grammer A.G.	1,725	97,055
	Haldex AB	30,172	410,475
	Meritor, Inc. (e)	3,500	50,505
	Titan International, Inc.	8,200	108,978
			767,522
	Banks 1.2%
	Banco BPM S.p.A.	40,792	115,812
	BGEO Group PLC (d)	1,766	65,760
	Customers Bancorp, Inc. (e)	3,700	127,502
	Deutsche Pfandbriefbank A.G. (b)(d)	7,554	76,743
	First BanCorp (e)	4,700	31,584
	Franklin Financial Network, Inc. (e)	1,800	69,390
	Mediobanca S.p.A. (d)	17,710	152,083
	OFG Bancorp	6,700	88,775
	OneSavings Bank PLC	11,644	49,613
	Opus Bank	4,700	95,645
	Shawbrook Group PLC (b)(e)	18,188	57,201
	Societe Generale S.A. (d)	3,102	151,542
	UniCredit S.p.A.	8,533	231,758
	Virgin Money Holdings UK PLC	33,244	130,272
			1,443,680
	Beverages 0.0%‡
	Coca-Cola Bottling Co. Consolidated	200	33,768

	Biotechnology 0.7%
¤	ARIAD Pharmaceuticals, Inc. (e)	27,755	661,124
	CSL, Ltd.	1,683	143,338
			804,462
	Building Materials 0.3%
	Buzzi Unicem S.p.A.	6,207	82,415
	CSR, Ltd.	38,250	127,929
	Ibstock PLC (b)	17,357	40,788
	Polypipe Group PLC	7,200	30,615
	Wienerberger A.G.	2,612	50,359
			332,106
	Chemicals 1.3%
	Borregaard ASA	1,022	11,245
	Chemours Co. (The)	5,200	137,384
	Covestro A.G. (b)(d)	2,087	156,555
	Huntsman Corp.	2,000	40,780
	Koppers Holdings, Inc. (e)	3,200	129,440
	Lenzing A.G. (d)	386	55,148
	Monsanto Co.	3,800	411,578
	Syngenta A.G. Registered	453	192,269
	Tronox, Ltd. Class A	5,000	62,600
	Valspar Corp. (The)	3,967	439,028
			1,636,027
	Coal 0.1%
	Whitehaven Coal, Ltd. (e)	58,127	125,197

	Commercial Services 10.6%
	American Public Education, Inc. (e)	2,300	55,890
¤	Ashtead Group PLC	5,810	11,790,972
	Avis Budget Group, Inc. (e)	3,900	145,158
	Barrett Business Services, Inc.	100	6,011
	Booz Allen Hamilton Holding Corp.	3,400	114,988
	CoreLogic, Inc. (e)	4,300	151,661
	Cramo OYJ	648	16,124
	Herc Holdings, Inc. (e)	1,900	94,373
	Insperity, Inc.	1,800	128,700
	Intrum Justitia AB	1,998	67,292
	K12, Inc. (e)	6,600	131,538
	ManpowerGroup, Inc.	1,600	152,736
	MoneyGram International, Inc. (e)	900	11,430
	Quad/Graphics, Inc.	4,800	125,712
	TrueBlue, Inc. (e)	2,700	66,825
			13,059,410
	Computers 0.5%
	Brocade Communications Systems, Inc.	17,417	217,190
	DST Systems, Inc.	1,300	149,695
	Logitech International S.A. Registered (d)	4,500	128,467
	Teradata Corp. (e)	5,300	155,608
			650,960
	Cosmetics & Personal Care 0.0%‡
	Oriflame Holding A.G. (e)	1,167	35,382

	Distribution & Wholesale 0.3%
	D'ieteren S.A. / N.V.	2,031	91,656
	Entertainment One, Ltd.	46,137	133,899
	HD Supply Holdings, Inc. (e)	1,700	71,910
	Veritiv Corp. (e)	100	5,605
	WESCO International, Inc. (e)	1,300	91,910
			394,980
	Electric 0.0%‡
	ACEA S.p.A	1,088	13,307

	Electrical Components & Equipment 0.1%
	Bekaert S.A.	676	29,263
	General Cable Corp.	5,400	109,620
			138,883
	Electronics 0.5%
	El.En. S.p.A	875	21,196
	Electrocomponents PLC (d)	21,221	129,422
	Jabil Circuit, Inc.	6,500	155,870
	Mycronic AB	10,978	125,191
	Stoneridge, Inc. (e)	5,800	95,178
	TTM Technologies, Inc. (e)	9,000	133,470
			660,327
	Energy - Alternate Sources 0.0%‡
	Vestas Wind Systems A/S	753	52,645

	Engineering & Construction 0.4%
	AF AB Class B	573	11,438
	Argan, Inc.	1,400	103,250
	Astaldi S.p.A.	14,162	92,033
	Bouygues S.A.	4,609	167,447
	Carillion PLC	1,397	3,787
	Monadelphous Group, Ltd. (d)	8,546	67,341
	Obrascon Huarte Lain S.A.	1,918	6,501
			451,797
	Entertainment 0.1%
	Genting Singapore PLC	92,300	63,526

	Environmental Controls 0.0%‡
	CECO Environmental Corp.	2,000	26,240

	Finance - Commercial 0.0%‡
	Banca IFIS S.p.A.	177	4,796

	Finance - Consumer Loans 0.3%
	Aldermore Group PLC (e)	36,319	100,060
	Enova International, Inc. (e)	5,500	77,550
	World Acceptance Corp. (e)	2,700	132,489
			310,099
	Finance - Investment Banker/Broker 0.4%
	GAIN Capital Holdings, Inc.	4,900	36,799
	INTL. FCStone, Inc. (e)	1,800	66,384
	Investment Technology Group, Inc.	6,400	128,768
	Lazard, Ltd. Class A	3,800	161,424
	LPL Financial Holdings, Inc.	3,900	153,270
			546,645
	Finance - Mortgage Loan/Banker 0.1%
	Paragon Group of Cos. PLC (The) (d)	21,869	111,090

	Finance - Other Services 0.1%
	Deutsche Boerse A.G.	971	86,277

	Food 0.9%
	Austevoll Seafood ASA	12,561	116,121
	Casino Guichard Perrachon S.A. (d)	1,654	89,096
	Corbion N.V.	1,081	27,651
	Norway Royal Salmon ASA	1,069	23,847
	Pilgrim's Pride Corp.	8,300	158,862
	Premier Foods PLC (e)	13,910	6,956
	Salmar ASA (d)	4,348	122,985
	Tyson Foods, Inc. Class A	200	12,558
	Wesfarmers, Ltd.	4,086	124,759
	WhiteWave Foods Co. (The) (e)	7,312	402,599
			1,085,434
	Forest Products & Paper 0.0%‡
	Altri SGPS S.A.	3,656	16,008

	Gas 0.2%
	Western Gas Equity Partners, L.P.	6,600	296,142

	Health Care - Products 1.0%
	Accuray, Inc. (e)	17,300	99,475
	Alere, Inc. (e)	4,000	148,000
	AngioDynamics, Inc. (e)	7,900	127,151
	Bruker Corp.	6,700	158,991
	LeMaitre Vascular, Inc.	3,900	88,569
	Natus Medical, Inc. (e)	3,300	128,865
	OraSure Technologies, Inc. (e)	14,800	130,536
	Orthofix International N.V. (e)	3,700	132,978
	VWR Corp. (e)	6,100	158,051
			1,172,616
	Health Care - Services 0.4%
	Magellan Health, Inc. (e)	1,700	127,415
	Molina Healthcare, Inc. (e)	2,200	124,784
	Natera, Inc. (e)	2,900	25,984
	Triple-S Management Corp. Class B (e)	4,500	85,995
	WellCare Health Plans, Inc. (e)	1,100	160,094
			524,272
	Holding Company - Diversified 0.1%
	Seven Group Holdings, Ltd. (d)	18,020	99,901

	Home Builders 0.2%
	Barratt Developments PLC (d)	10,882	65,395
	Beazer Homes USA, Inc. (e)	9,100	129,766
	Galliford Try PLC (d)	2,036	34,552
	YIT OYJ (d)	4,326	34,324
			264,037
	Home Furnishing 0.1%
	Flexsteel Industries, Inc.	200	10,172
	Hooker Furniture Corp.	1,600	53,120
	La-Z-Boy, Inc.	3,500	100,100
			163,392
	Household Products & Wares 0.2%
	Central Garden & Pet Co. (e)	800	26,280
	Central Garden & Pet Co. Class A (e)	4,000	123,120
	Henkel A.G. & Co. KGaA	1,452	152,731
			302,131
	Housewares 0.0%‡
	NACCO Industries, Inc. Class A	600	44,250

	Insurance 0.5%
	Aegon N.V. (d)	29,032	157,077
	NN Group N.V. (d)	4,407	155,708
	Old Mutual PLC	59,984	156,730
	Unipol Gruppo Finanziario S.p.A.	35,256	130,009
			599,524
	Internet 0.9%
	1-800-Flowers.com, Inc. Class A (e)	5,100	45,900
	Blucora, Inc. (e)	5,100	77,010
	GoDaddy, Inc. Class A (e)	4,300	153,639
	Groupon, Inc. (e)	43,500	150,075
	Overstock.com, Inc. (e)	2,200	36,520
	RetailMeNot, Inc. (e)	14,100	127,605
	Rubicon Project, Inc. (The) (e)	15,600	132,132
	Twitter, Inc. (e)	7,200	126,864
	Yahoo!, Inc. (e)	6,840	301,439
			1,151,184
	Investment Companies 0.3%
	EXOR N.V.	6,500	295,826
	John Laing Group PLC (b)	11,270	37,472
			333,298
	Iron & Steel 0.3%
	ArcelorMittal (e)	2,363	18,338
	BlueScope Steel, Ltd. (d)	8,504	72,298
	Evraz PLC (e)	15,238	42,748
	Ferrexpo PLC (e)	23,028	44,033
	Fortescue Metals Group, Ltd.	31,663	159,928
	Outokumpu OYJ (d)(e)	2,337	20,876
	United States Steel Corp.	1,000	32,710
			390,931
	Leisure Time 0.1%
	Clubcorp Holdings, Inc.	5,500	90,750

	Lodging 0.1%
	Caesars Entertainment Corp. (e)	14,100	126,195
	Scandic Hotels Group AB (b)(e)	2,142	19,040
			145,235
	Machinery - Construction & Mining 0.0%‡
	Danieli & C Officine Meccaniche S.p.A.	3,082	49,240

	Machinery - Diversified 0.3%
	Bobst Group S.A. Registered	184	13,425
	Chart Industries, Inc. (e)	2,200	85,338
	Deutz A.G.	3,822	25,320
	Inficon Holding A.G. Registered (e)	36	15,162
	Koenig & Bauer A.G. (e)	579	30,720
	Pfeiffer Vacuum Technology A.G.	1,895	205,384
			375,349
	Media 0.2%
	Sanoma OYJ	6,939	63,071
	Seven West Media, Ltd.	78,458	48,197
	Southern Cross Media Group, Ltd.	55,376	61,736
	tronc, Inc. (e)	6,600	87,516
			260,520
	Metal Fabricate & Hardware 0.2%
	Global Brass & Copper Holdings, Inc.	2,500	82,875
	Granges AB	8,233	91,299
	Sims Metal Management, Ltd.	3,369	28,591
			202,765
	Mining 0.8%
	Alumina, Ltd.	104,415	153,625
	Anglo American PLC (d)(e)	9,265	158,280
	Boliden AB (d)	5,360	156,319
	Eramet (d)(e)	690	39,626
	Glencore PLC (e)	33,997	139,617
	Lonmin PLC (e)	13,722	21,966
	Petra Diamonds, Ltd. (e)	27,886	53,042
	Regis Resources, Ltd.	29,906	72,125
	South32, Ltd.	73,277	152,827
	Western Areas, Ltd. (e)	31,869	59,215
			1,006,642
	Miscellaneous - Manufacturing 0.5%
	AGFA-Gevaert N.V. (e)	23,225	91,586
	Fenner PLC	16,316	64,604
	GWA Group, Ltd.	24,609	48,898
	Morgan Advanced Materials PLC	3,716	14,080
	RHI A.G. (d)	2,038	50,150
	Trinity Industries, Inc.	3,400	93,636
	Trinseo S.A.	2,000	129,500
	Vesuvius PLC (d)	15,902	94,462
			586,916
	Office & Business Equipment 0.1%
	Neopost S.A. (d)	3,960	130,767

	Oil & Gas 1.5%
	Abraxas Petroleum Corp. (e)	17,500	43,225
	Antero Midstream Partners, L.P.	11,100	372,072
	Atwood Oceanics, Inc. (e)	5,900	71,744
	Bill Barrett Corp. (e)	11,200	73,360
	Delek U.S. Holdings, Inc.	500	11,200
	Ensco PLC Class A	6,800	74,256
	EQT GP Holdings, L.P.	6,600	181,830
	Nabors Industries, Ltd.	2,100	34,125
	Newfield Exploration Co. (e)	1,900	76,152
	Noble Corp. PLC	10,800	72,900
	PBF Energy, Inc. Class A	2,800	64,932
	QEP Resources, Inc. (e)	4,200	73,248
	Rice Energy, Inc. (e)	3,500	69,405
	Rowan Cos. PLC Class A (e)	3,900	69,888
	Sanchez Energy Corp. (e)	5,400	71,604
	Saras S.p.A.	80,377	123,990
	SM Energy Co.	2,200	67,122
	Southwestern Energy Co. (e)	8,200	73,882
	Suncor Energy, Inc.	2,550	79,092
	Transocean, Ltd. (e)	5,200	72,644
	Whiting Petroleum Corp. (e)	6,700	74,303
	Woodside Petroleum, Ltd.	1,707	40,857
			1,891,831
	Oil & Gas Services 1.6%
	Baker Hughes, Inc.	6,090	384,157
	Exterran Corp. (e)	1,800	55,836
	Halliburton Co.	5,590	316,226
	Maire Tecnimont S.p.A.	30,136	84,583
	MRC Global, Inc. (e)	6,200	127,410
	National Oilwell Varco, Inc.	200	7,562
	Oceaneering International, Inc.	2,600	72,410
	Rice Midstream Partners, L.P.	17,900	438,550
	Superior Energy Services, Inc. (e)	3,900	68,913
	TechnipFMC PLC (e)	10,676	349,891
	TGS Nopec Geophysical Co. ASA	308	7,375
			1,912,913
	Packaging & Containers 0.3%
	Multi Packaging Solutions International, Ltd. (e)	22,660	403,801

	Pharmaceuticals 2.1%
	AmerisourceBergen Corp.	1,500	130,920
	Amphastar Pharmaceuticals, Inc. (e)	8,300	130,725
	AstraZeneca PLC, Sponsored ADR	2,680	72,976
	Australian Pharmaceutical Industries, Ltd.	90	129
	Catalent, Inc. (e)	4,900	131,124
	Corcept Therapeutics, Inc. (e)	5,900	41,949
	Depomed, Inc. (e)	1,658	29,993
	GW Pharmaceuticals PLC, ADR (e)	1,025	117,855
	Heska Corp. (e)	1,600	127,392
	Horizon Pharma PLC (e)	22,936	375,462
	Impax Laboratories, Inc. (e)	5,300	69,695
	Indivior PLC	34,877	129,651
	Lannett Co., Inc. (e)	6,600	132,990
	Mylan N.V. (e)	3,333	126,821
	Novo Nordisk A/S Class B	4,341	155,908
	Phibro Animal Health Corp. Class A	4,500	120,150
	Sanofi (d)	296	23,802
	SciClone Pharmaceuticals, Inc. (e)	1,600	16,240
	Shire PLC, ADR	426	71,487
	Sigma Pharmaceuticals, Ltd.	37,431	34,207
	Sucampo Pharmaceuticals, Inc. Class A (e)	11,600	129,340
	Supernus Pharmaceuticals, Inc. (e)	5,100	137,955
	VCA, Inc. (e)	3,360	304,416
			2,611,187
	Pipelines 5.7%
	Cheniere Energy, Inc. (e)	6,300	300,195
	Dominion Midstream Partners, L.P.	8,100	257,580
	Energy Transfer Equity, L.P.	22,000	394,900
	Energy Transfer Partners, L.P.	11,700	446,355
	EnLink Midstream LLC	11,500	199,525
	Enterprise Products Partners, L.P.	13,800	390,954
	Genesis Energy, L.P.	5,200	188,604
	Kinder Morgan, Inc.	7,700	172,018
	Magellan Midstream Partners, L.P.	2,600	208,078
	MPLX, L.P.	11,500	435,275
¤	NGL Energy Partners, L.P.	20,500	501,225
	ONEOK, Inc.	3,800	209,418
	Phillips 66 Partners, L.P.	6,400	359,488
	Plains GP Holdings, L.P. Class A	6,500	210,925
	SemGroup Corp. Class A	9,600	381,120
	Shell Midstream Partners, L.P.	10,800	350,676
	Sunoco Logistics Partners, L.P.	7,700	196,504
¤	Targa Resources Corp.	8,900	512,818
	Tesoro Logistics, L.P.	6,000	347,280
	Valero Energy Partners, L.P.	6,900	332,373
	Williams Cos., Inc. (The)	14,900	429,716
	Williams Partners, L.P.	6,100	250,344
			7,075,371
	Real Estate Investment Trusts 0.3%
	Brookfield Canada Office Properties	16,650	397,425

	Retail 3.7%
	Best Buy Co., Inc.	3,586	159,649
	Big 5 Sporting Goods Corp.	2,100	32,340
	Brinker International, Inc.	3,500	155,750
	Burlington Stores, Inc. (e)	700	58,590
	Byggmax Group AB	150	1,016
	Carrols Restaurant Group, Inc. (e)	1,600	22,960
	Cewe Stiftung & Co KGAA	201	16,326
	CST Brands, Inc.	4,560	219,701
	Debenhams PLC	194,011	128,256
	Dick's Sporting Goods, Inc.	3,000	154,800
¤	Ei Group PLC (e)	13,256	2,227,667
	GameStop Corp. Class A	6,400	156,736
	Gap, Inc. (The)	4,600	105,938
	Grafton Group PLC	4,008	29,904
	Kate Spade & Co. (e)	8,500	157,335
	Liberty Interactive Corp. QVC Group Class A (e)	8,100	155,358
	Nu Skin Enterprises, Inc. Class A	3,000	155,640
	Office Depot, Inc.	32,950	146,627
	Pandora A/S (d)	780	102,080
	Pier 1 Imports, Inc.	18,300	133,041
	Rallye S.A.	707	15,684
	Regis Corp. (e)	1,100	15,312
	Ruby Tuesday, Inc. (e)	900	1,764
	Rush Enterprises, Inc. Class A (e)	1,800	58,950
	Urban Outfitters, Inc. (e)	4,000	106,160
			4,517,584
	Semiconductors 1.5%
	Alpha & Omega Semiconductor, Ltd. (e)	1,100	22,385
	Amkor Technology, Inc. (e)	13,300	125,153
	BE Semiconductor Industries N.V. (d)	786	28,356
	InvenSense, Inc. (e)	8,075	102,230
	Siltronic A.G. (d)(e)	2,335	124,822
	STMicroelectronics N.V. (d)	11,587	152,537
¤	Telit Communications PLC	3,583	1,290,188
			1,845,671
	Shipbuilding 0.1%
	Yangzijiang Shipbuilding Holdings, Ltd.	273,100	155,991

	Software 1.9%
	Akamai Technologies, Inc. (e)	2,300	157,757
	Allscripts Healthcare Solutions, Inc. (e)	13,200	154,572
	First Data Corp. Class A (e)	10,000	153,400
	IGG, Inc.	170,000	127,518
	Kudelski S.A. (d)(e)	3,606	65,958
¤	Micro Focus International PLC	515	1,390,842
	Nuance Communications, Inc. (e)	9,700	153,842
	Quality Systems, Inc. (e)	8,800	132,088
			2,335,977
	Telecommunications 1.1%
	ARRIS International PLC (e)	5,300	151,474
	EarthLink Holdings Corp.	16,600	106,406
	EchoStar Corp. Class A (e)	3,000	152,790
	Eutelsat Communications S.A. (d)	4,715	80,292
	General Communication, Inc. Class A (e)	3,200	64,384
	Koninklijke KPN N.V.	16,006	46,030
	T-Mobile U.S., Inc. (e)	2,247	139,921
	TDC A/S (e)	22,876	120,383
	Telecom Italia S.p.A. (Diversified Telecommunication Services) (e)	282,612	210,496
	Telenor ASA	4,367	69,147
	United States Cellular Corp. (e)	2,900	129,311
	Vonage Holdings Corp. (e)	3,000	21,270
			1,291,904
	Transportation 2.3%
	A.P. Moeller - Maersk A/S Class B (d)	93	155,125
	Ansaldo STS S.p.A.	5,640	71,234
	BW Offshore, Ltd. (e)	16,942	49,297
¤	Go-Ahead Group PLC	885	2,497,198
	International Seaways, Inc. (e)	1,400	24,332
	Nobina AB (b)	2,912	17,977
	Ocean Yield ASA	154	1,167
	Ryder System, Inc.	2,000	14,378
			2,830,708
	Trucking & Leasing 0.1%
	Greenbrier Cos., Inc. (The)	2,700	118,125

	Total Common Stocks (Cost $37,583,834)		59,670,569

	Convertible Preferred Stock 0.1%
	Auto Parts & Equipment 0.1%
	Schaeffler A.G. (d)	9,556	154,426

	Total Convertible Preferred Stock (Cost $147,492)		154,426

	Preferred Stock 0.0%‡
	Health Care - Products 0.0%‡
	Draegerwerk A.G. & Co. KGaA	302	26,459

	Total Preferred Stock (Cost $26,766)		26,459

		Notional Amount
	Purchased Options 0.0%‡
	Purchased Put Options 0.0%‡
	10-Year United States Treasury Note Strike Price $120.50 Expires 2/24/17, American Style	20,000	312
	Euro-Bobl Strike Price $131.25 Expires 2/24/17, American Style	3,500,000	378

	Total Purchased Options (Cost $19,781)		690

	Principal Amount
Short-Term Investments 66.4%
Repurchase Agreements 50.0%
Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $53,972,788 (Collateralized by United States Treasury Notes with rates between 1.375% and 3.625% and maturity dates between 2/15/20 and 6/30/20, with a Principal Amount of $51,920,000 and a Market Value of $55,069,590)	$53,972,743	53,972,743
State Street Bank and Trust Co. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $7,804,849 (Collateralized by United States Treasury Notes with a rate of 1.625% and a maturity date of 12/31/19, with a Principal Amount of $7,920,000 and a Market Value of $7,966,047) *	7,804,842	7,804,842
Total Repurchase Agreements (Cost $61,777,585)		61,777,585

U.S. Government 16.4%
United States Treasury Bills (f) 16.4%
0.00%, due 2/23/17	5,376,000	5,374,462
0.00%, due 3/16/17 *	2,650,000	2,648,635
0.00%, due 3/23/17	902,000	901,422
0.00%, due 5/25/17 *	10,085,500	10,069,434
0.00%, due 9/14/17 *	1,309,600	1,304,464
Total U.S. Government (Cost $20,294,071)		20,298,417
Total Short-Term Investments (Cost $82,071,656)		82,076,002
Total Investments, Before Investments Sold Short (Cost $143,437,765) (k)	133.8%	165,295,830

		Shares
	Investments Sold Short (47.3%)
	Common Stocks Sold Short (43.3%)
	Advertising (0.1%)
	JCDecaux S.A.	(3,388)	(108,221)

	Aerospace & Defense (0.4%)
	Aerovironment, Inc. (e)	(5,000)	(130,950)
	Cobham PLC	(89,498)	(152,670)
	TransDigm Group, Inc.	(700)	(151,480)
			(435,100)
	Agriculture (0.0%)‡
	Australian Agricultural Co., Ltd. (e)	(10,627)	(11,807)

	Airlines (10.0%)
	Copa Holdings S.A. Class A	(1,600)	(155,984)
■	easyJet PLC	(10,111)	(12,147,920)
			(12,303,904)
	Apparel (0.3%)
	Brunello Cucinelli S.p.A.	(1,078)	(24,344)
	Iconix Brand Group, Inc. (e)	(13,000)	(133,770)
	Sequential Brands Group, Inc. (e)	(8,900)	(41,207)
	Ted Baker PLC	(1,899)	(67,894)
	Tod's S.p.A.	(1,270)	(91,512)
			(358,727)
	Auto Parts & Equipment (0.1%)
	Motorcar Parts of America, Inc. (e)	(4,800)	(125,904)

	Banks (0.9%)
	Banca Generali S.p.A.	(4,289)	(109,221)
	Banca Monte dei Paschi di Siena S.p.A (e)(g)(h)	(2,627)	(42,765)
	Banca Popolare di Sondrio SCPA	(8,177)	(28,935)
	Banco BPM S.p.A.	(34,593)	(98,213)
	Banco Comercial Portugues S.A. Class R (e)	(25,201)	(4,255)
	Banco Popular Espanol S.A.	(150,461)	(155,276)
	BOK Financial Corp.	(700)	(57,568)
	Commerzbank A.G.	(17,873)	(154,602)
	Credito Valtellinese S.C.	(90,569)	(47,418)
	EFG International A.G. (e)	(13,114)	(79,382)
	HarborOne Bancorp, Inc. (e)	(500)	(9,310)
	Liberbank S.A. (e)	(36,318)	(40,185)
	Live Oak Bancshares, Inc.	(1,600)	(32,720)
	Republic First Bancorp, Inc. (e)	(2,200)	(16,482)
	Unione di Banche Italiane S.p.A.	(36,361)	(126,077)
	Westamerica Bancorp.	(2,200)	(124,850)
			(1,127,259)
	Beverages (0.1%)
	Coca-Cola European Partners PLC	(2,288)	(78,913)
	Marie Brizard Wine & Spirits S.A. (e)	(2,390)	(43,138)
			(122,051)
	Biotechnology (0.9%)
	Ablynx N.V. (e)	(3,742)	(48,009)
	Adocia (e)	(379)	(9,451)
	Basilea Pharmaceutica A.G. Registered (e)	(943)	(68,756)
	Clearside Biomedical, Inc. (e)	(1,200)	(8,940)
	Evolva Holding S.A. (e)	(11,352)	(5,965)
	Genfit (e)	(5,702)	(125,691)
	Genmab A/S (e)	(808)	(155,772)
	Illumina, Inc. (e)	(1,000)	(160,100)
	MorphoSys A.G. (e)	(1,292)	(66,877)
	Omeros Corp. (e)	(13,700)	(132,753)
	Pacific Biosciences of California, Inc. (e)	(20,200)	(97,364)
	Paratek Pharmaceuticals, Inc. (e)	(700)	(10,570)
	Pharma Mar S.A. (e)	(5,041)	(16,380)
	Theravance Biopharma, Inc. (e)	(2,400)	(71,904)
	WaVe Life Sciences, Ltd. (e)	(2,400)	(69,000)
			(1,047,532)
	Building Materials (0.1%)
	James Hardie Industries PLC	(8,712)	(136,637)

	Chemicals (0.6%)
	CF Industries Holdings, Inc.	(4,200)	(148,218)
	Essentra PLC	(22,856)	(117,714)
	OCI N.V. (e)	(6,851)	(129,165)
	Platform Specialty Products Corp. (e)	(10,600)	(128,684)
	SGL Carbon S.E. (e)	(10,271)	(89,199)
	Valvoline, Inc.	(6,600)	(152,790)
			(765,770)
	Commercial Services (0.9%)
	Advisory Board Co. (The) (e)	(2,900)	(131,950)
	Brambles, Ltd.	(19,503)	(153,975)
	CAI International, Inc. (e)	(1,100)	(17,754)
	Capita PLC	(24,409)	(153,686)
	Caverion Corp.	(2,824)	(22,651)
	Cerved Information Solutions S.p.A.	(3,331)	(27,166)
	Europcar Groupe S.A. (b)(e)	(7,594)	(80,338)
	Rollins, Inc.	(4,400)	(155,144)
	Spotless Group Holdings, Ltd.	(64,848)	(46,230)
	Textainer Group Holdings, Ltd.	(9,000)	(129,600)
	WEX, Inc. (e)	(1,300)	(148,629)
			(1,067,123)
	Computers (0.2%)
	Arcam AB (e)	(170)	(6,219)
	Cray, Inc. (e)	(3,500)	(60,025)
	KEYW Holding Corp. (The) (e)	(3,700)	(37,037)
	Tobii AB (e)	(13,365)	(98,552)
			(201,833)
	Cosmetics & Personal Care (0.2%)
	Coty, Inc. Class A	(8,000)	(153,600)
	e.l.f. Beauty, Inc. (e)	(5,100)	(127,296)
			(280,896)
	Country Funds - Closed-end (0.1%)
	Flow Traders (b)	(2,664)	(93,003)

	Distribution & Wholesale (0.0%)‡
	Triton International Ltd.	(2,400)	(58,416)

	Diversified Financial Services (0.0%)‡
	On Deck Capital, Inc. (e)	(5,400)	(27,162)

	Electric (0.1%)
	DONG Energy A/S (b)(e)	(4,141)	(156,720)

	Electrical Components & Equipment (0.1%)
	Daetwyler Holding A.G.	(167)	(25,399)
	Universal Display Corp. (e)	(900)	(59,400)
	Vossloh A.G. (e)	(231)	(14,869)
			(99,668)
	Electronics (0.2%)
	Fitbit, Inc. Class A (e)	(21,500)	(129,215)
	Mesa Laboratories, Inc.	(400)	(47,656)
	TASER International, Inc. (e)	(2,700)	(67,446)
			(244,317)
	Energy - Alternate Sources (0.1%)
	Plug Power, Inc. (e)	(12,900)	(13,674)
	Scatec Solar ASA (b)	(2,914)	(13,072)
	Sunrun, Inc. (e)	(23,800)	(125,902)
	TerraForm Power, Inc. Class A (e)	(2,400)	(28,488)
			(181,136)
	Engineering & Construction (0.4%)
	Cie d'Entreprises CFE	(358)	(39,400)
	Ferrovial S.A.	(4,739)	(85,689)
	KBR, Inc.	(9,100)	(154,791)
	Kier Group PLC	(917)	(15,919)
	Koninklijke BAM Groep N.V.	(12,247)	(57,827)
	NV5 Global, Inc. (e)	(500)	(20,375)
	Singapore Technologies Engineering, Ltd.	(29,800)	(69,777)
			(443,778)
	Entertainment (10.3%)
	Caesars Acquisition Co. Class A (e)	(4,400)	(66,000)
	Codere S.A. (e)	(64,937)	(58,182)
	Evolution Gaming Group AB (b)	(646)	(20,753)
■	GVC Holdings PLC	(16,433)	(12,555,796)
			(12,700,731)
	Finance - Auto Loans (0.1%)
	Credit Acceptance Corp. (e)	(700)	(143,696)

	Finance - Consumer Loans (0.1%)
	Navient Corp.	(10,200)	(153,408)
	Nelnet, Inc. Class A	(500)	(24,515)
			(177,923)
	Finance - Other Services (0.1%)
	Hypoport A.G. (e)	(909)	(83,221)

	Food (0.5%)
	Amplify Snack Brands, Inc. (e)	(13,000)	(125,190)
	Bellamy's Australia, Ltd.	(9,440)	(30,284)
	Blue Buffalo Pet Products, Inc. (e)	(6,500)	(157,625)
	Cal-Maine Foods, Inc.	(3,100)	(129,270)
	Dairy Crest Group PLC	(6,361)	(47,652)
	Ocado Group PLC (e)	(41,650)	(130,675)
			(620,696)
	Food Services (0.0%)‡
	Do & Co. A.G.	(635)	(39,758)

	Forest Products & Paper (0.0%)‡
	Deltic Timber Corp.	(400)	(30,388)

	Hand & Machine Tools (0.0%)‡
	KUKA A.G.	(123)	(11,728)

	Health Care - Products (0.6%)
	ABIOMED, Inc. (e)	(900)	(95,733)
	Accelerate Diagnostics, Inc. (e)	(6,300)	(131,985)
	Ambu A/S Class B	(1,034)	(44,206)
	Cerus Corp. (e)	(30,300)	(129,078)
	ConforMIS, Inc. (e)	(2,900)	(24,070)
	GenMark Diagnostics, Inc. (e)	(5,000)	(60,650)
	Henry Schein, Inc. (e)	(600)	(17,148)
	iRhythm Technologies, Inc. (e)	(1,400)	(45,682)
	Novan, Inc. (e)	(1,100)	(4,466)
	Novocure, Ltd. (e)	(14,300)	(90,805)
	Patterson Cos., Inc.	(800)	(33,288)
	Rockwell Medical, Inc. (e)	(8,300)	(48,223)
			(725,334)
	Health Care - Services (0.7%)
	AAC Holdings, Inc. (e)	(4,400)	(34,980)
	Acadia Healthcare Co., Inc. (e)	(1,500)	(57,555)
	Brookdale Senior Living, Inc. (e)	(2,000)	(29,940)
	Capital Senior Living Corp. (e)	(5,700)	(95,019)
	LifePoint Health, Inc. (e)	(2,600)	(154,310)
	Mediclinic International PLC	(6,134)	(60,575)
	MEDNAX, Inc. (e)	(2,200)	(150,370)
	Surgery Partners, Inc. (e)	(800)	(14,800)
	Teladoc, Inc. (e)	(6,300)	(126,000)
	Tivity Health, Inc. (e)	(3,300)	(84,645)
			(808,194)
	Holding Companies - Diversified (0.2%)
	Ackermans & van Haaren N.V.	(444)	(60,440)
	Bollore S.A.	(27,838)	(111,159)
	Mitie Group PLC	(36,477)	(92,097)
			(263,696)
	Home Builders (0.1%)
	Cairn Homes PLC (e)	(6,001)	(8,211)
	LGI Homes, Inc. (e)	(4,100)	(127,346)
			(135,557)
	Housewares (0.1%)
	Newell Brands, Inc.	(3,400)	(160,922)

	Insurance (4.1%)
	Citizens, Inc. (e)	(4,100)	(37,966)
	Greenlight Capital Re, Ltd. Class A (e)	(3,300)	(74,580)
	MBIA, Inc. (e)	(12,200)	(124,440)
	Sampo OYJ Class A	(1,591)	(73,680)
■	St James's Place PLC	(3,503)	(4,720,360)
	Trupanion, Inc. (e)	(3,900)	(62,361)
			(5,093,387)
	Internet (1.0%)
	Chegg, Inc. (e)	(12,900)	(92,751)
	FireEye, Inc. (e)	(12,200)	(165,310)
	Global Eagle Entertainment, Inc. (e)	(8,500)	(52,360)
	Palo Alto Networks, Inc. (e)	(1,100)	(162,316)
	Pandora Media, Inc. (e)	(11,800)	(153,400)
	Rapid7, Inc. (e)	(3,800)	(47,386)
	TripAdvisor, Inc. (e)	(3,000)	(158,700)
	Yoox Net-A-Porter Group S.p.A. (e)	(5,090)	(127,092)
	Zillow Group, Inc. Class A (e)	(4,100)	(147,518)
	Zillow Group, Inc. Class C (e)	(1,500)	(53,070)
	zooplus A.G. (e)	(286)	(40,645)
			(1,200,548)
	Investment Companies (0.0%)‡
	Kinnevik AB Class B	(1,183)	(30,336)
	Leonteq A.G. (e)	(285)	(10,325)
			(40,661)
	Investment Management/Advisory Services (0.2%)
	Hargreaves Lansdown PLC	(9,300)	(158,293)
	Platinum Asset Management, Ltd.	(9,940)	(37,617)
	VZ Holding A.G.	(3)	(902)
			(196,812)
	Iron & Steel (0.1%)
	Allegheny Technologies, Inc.	(5,900)	(128,207)

	Leisure Time (0.1%)
	Ardent Leisure Group	(57,032)	(90,831)

	Machinery - Construction & Mining (0.0%)‡
	Outotec OYJ (e)	(3,560)	(20,233)

	Machinery - Diversified (0.5%)
	Burckhardt Compression Holding A.G.	(303)	(89,334)
	Cognex Corp.	(2,300)	(155,388)
	GEA Group A.G.	(813)	(33,561)
	Graco, Inc.	(1,700)	(152,303)
	Krones A.G.	(558)	(56,917)
	Middleby Corp. (The) (e)	(1,100)	(147,598)
	Power Solutions International, Inc. (e)	(1,900)	(14,060)
	Talgo S.A. (b)(e)	(5,062)	(25,382)
			(674,543)
	Media (0.7%)
	Altice N.V. Class A (e)	(5,192)	(113,665)
	Altice N.V. Class B (e)	(4,283)	(94,227)
	Cairo Communication S.p.A.	(3,447)	(13,321)
	Liberty Broadband Corp. Class A (e)	(700)	(58,576)
	Liberty Broadband Corp. Class C (e)	(1,700)	(145,078)
	Promotora de Informaciones S.A. Class A (e)	(3,232)	(18,313)
	Schibsted ASA Class A	(4,474)	(118,304)
	Schibsted ASA Class B	(3,812)	(94,976)
	SFR Group S.A. (e)	(4,827)	(139,961)
	Television Francaise 1	(2,640)	(29,040)
			(825,461)
	Metal Fabricate & Hardware (0.1%)
	Sun Hydraulics Corp.	(900)	(35,262)
	Tenaris S.A.	(4,474)	(77,746)
	Vallourec S.A. (e)	(3,768)	(26,732)
			(139,740)
	Mining (0.7%)
	Compass Minerals International, Inc.	(1,900)	(158,840)
	Ferroglobe Representation & Warranty Insurance Trust (g)(h)	(3,200)	(0)
	Fresnillo PLC	(8,735)	(159,665)
	Hecla Mining Co.	(10,200)	(65,688)
	Nyrstar N.V. (e)	(14,245)	(120,313)
	Orocobre, Ltd. (e)	(2,997)	(9,592)
	Pilbara Minerals, Ltd. (e)	(174,095)	(70,638)
	Randgold Resources, Ltd.	(1,820)	(154,660)
	Saracen Mineral Holdings, Ltd. (e)	(41,939)	(33,715)
	Sirius Minerals PLC (e)	(164,355)	(37,733)
	Syrah Resources, Ltd. (e)	(48,257)	(112,722)
			(923,566)
	Miscellaneous - Manufacturing (0.1%)
	Proto Labs, Inc. (e)	(2,500)	(131,250)

	Office Equipment/Supplies (0.0%)‡
	SLM Solutions Group A.G. (e)	(937)	(35,908)

	Oil & Gas (0.6%)
	Cabot Oil & Gas Corp.	(3,400)	(73,032)
	Cobalt International Energy, Inc. (e)	(48,900)	(47,961)
	Diamondback Energy, Inc. (e)	(700)	(73,619)
	DNO ASA (e)	(72,680)	(75,870)
	EQT Corp.	(1,200)	(72,756)
	Extraction Oil & Gas, Inc. (e)	(4,000)	(71,680)
	Jones Energy, Inc. Class A (e)	(16,500)	(73,425)
	Kosmos Energy, Ltd. (e)	(12,100)	(79,134)
	Liquefied Natural Gas, Ltd. (e)	(299)	(194)
	Pantheon Resources PLC (e)	(6,402)	(6,785)
	Par Pacific Holdings, Inc. (e)	(700)	(10,171)
	Parsley Energy, Inc. Class A (e)	(400)	(14,088)
	Sound Energy PLC (e)	(74,908)	(67,613)
	Synergy Resources Corp. (e)	(9,000)	(77,490)
			(743,818)
	Oil & Gas Services (0.3%)
	Core Laboratories N.V.	(100)	(11,683)
	Flotek Industries, Inc. (e)	(12,300)	(130,011)
	Frank's International N.V.	(6,500)	(76,960)
	RPC, Inc.	(3,600)	(77,472)
	Schoeller-Bleckmann Oilfield Equipment A.G.	(203)	(15,294)
	Tesco Corp. (e)	(100)	(860)
			(312,280)
	Pharmaceuticals (1.3%)
	AB Science S.A. (e)	(4,666)	(67,495)
	Aclaris Therapeutics, Inc. (e)	(4,800)	(127,344)
	Aerie Pharmaceuticals, Inc. (e)	(3,000)	(131,700)
	Alk-Abello A/S	(89)	(13,114)
	Blackmores, Ltd.	(1,473)	(129,028)
	Collegium Pharmaceutical, Inc. (e)	(8,000)	(134,560)
	DexCom, Inc. (e)	(1,500)	(118,725)
	Fagron (e)	(8,153)	(79,210)
	Galenica A.G. Registered	(142)	(4,872)
	GW Pharmaceuticals PLC (e)(g)	(12,298)	(113,711)
	Intra-Cellular Therapies, Inc. (e)	(9,500)	(137,180)
	MyoKardia, Inc. (e)	(1,000)	(11,200)
	Premier, Inc. Class A (e)	(5,000)	(159,300)
	Revance Therapeutics, Inc. (e)	(6,500)	(130,000)
	Santhera Pharmaceuticals Holding A.G. Registered (e)	(360)	(27,249)
	Sirtex Medical, Ltd. (g)	(2,631)	(28,693)
	TherapeuticsMD, Inc. (e)	(22,400)	(130,144)
	Vectura Group PLC (e)	(37,763)	(61,900)
	Zealand Pharma A/S (e)	(2,788)	(47,152)
			(1,652,577)
	Pipelines (0.1%)
	Cheniere Energy, Inc. (e)	(1,600)	(76,240)

	Private Equity (0.0%)‡
	Allied Minds PLC (e)	(5,534)	(27,715)

	Real Estate (0.1%)
	REA Group, Ltd.	(3,997)	(159,326)

	Retail (1.7%)
	AO World PLC (e)	(10,727)	(21,578)
	At Home Group, Inc. (e)	(8,400)	(128,016)
	CarMax, Inc. (e)	(2,200)	(146,762)
	Chipotle Mexican Grill, Inc. (e)	(400)	(168,576)
	Conn's, Inc. (e)	(6,400)	(67,520)
	Domino's Pizza Enterprises, Ltd.	(2,054)	(92,609)
	Duluth Holdings, Inc. Class B (e)	(5,600)	(126,672)
	Fred's, Inc. Class A	(9,200)	(134,044)
	GNC Holdings, Inc. Class A	(8,900)	(78,943)
	J.C. Penney Co., Inc. (e)	(24,000)	(159,600)
	Lululemon Athletica, Inc. (e)	(1,400)	(94,514)
	Lumber Liquidators Holdings, Inc. (e)	(8,300)	(129,978)
	Majestic Wine PLC	(418)	(1,847)
	Sears Holdings Corp. (e)	(17,400)	(121,452)
	Sports Direct International PLC (e)	(35,491)	(126,799)
	Sportsman's Warehouse Holdings, Inc. (e)	(5,600)	(41,664)
	Tile Shop Holdings, Inc. (e)	(6,700)	(127,970)
	Wingstop, Inc.	(4,600)	(130,962)
	Zalando S.E. (b)(e)	(4,031)	(158,850)
			(2,058,356)
	Semiconductors (0.3%)
	ams A.G.	(3,737)	(128,211)
	IPG Photonics Corp. (e)	(1,500)	(172,485)
	Manz A.G. (e)	(211)	(8,871)
	Nanoco Group PLC (e)	(19,242)	(10,106)
	Nordic Semiconductor ASA (e)	(14,516)	(61,245)
			(380,918)
	Software (1.4%)
	Aconex, Ltd. (e)	(20,255)	(46,391)
	Atlassian Corp. PLC Class A (e)	(5,600)	(154,728)
	Black Knight Financial Services, Inc. Class A (e)	(2,300)	(83,835)
	Castlight Health, Inc. Class B (e)	(11,500)	(35,650)
	CommerceHub, Inc. Series A (e)	(1,600)	(23,504)
	CommerceHub, Inc. Series C (e)	(3,800)	(55,404)
	Coupa Software, Inc. (e)	(1,500)	(38,985)
	Evolent Health, Inc. Class A (e)	(7,100)	(129,220)
	Hortonworks, Inc. (e)	(14,100)	(136,770)
	Instructure, Inc. (e)	(1,900)	(41,420)
	iSentia Group, Ltd.	(34,511)	(68,574)
	NantHealth, Inc. (e)	(2,500)	(20,350)
	Opera Software ASA (e)	(10,925)	(49,141)
	pdvWireless, Inc. (e)	(1,000)	(21,300)
	ServiceNow, Inc. (e)	(1,700)	(154,054)
	Splunk, Inc. (e)	(2,700)	(156,222)
	Starbreeze AB (e)	(24,574)	(45,231)
	Twilio, Inc. Class A (e)	(5,200)	(149,916)
	Veeva Systems, Inc. Class A (e)	(3,700)	(156,621)
	Workday, Inc. Class A (e)	(1,800)	(149,562)
			(1,716,878)
	Telecommunications (1.1%)
	Arista Networks, Inc. (e)	(1,600)	(150,400)
	Ei Towers S.p.A. (e)	(752)	(41,604)
	Euskaltel S.A. (b)	(14,246)	(131,194)
	Frontier Communications Corp.	(7,800)	(27,222)
	Globalstar, Inc. (e)	(77,850)	(123,003)
	Loral Space & Communications, Inc. (e)	(2,000)	(81,500)
	Nokia OYJ	(34,388)	(154,056)
	Shenandoah Telecommunications Co.	(4,700)	(128,075)
	Straight Path Communications, Inc. Class B (e)	(968)	(33,919)
	Telecom Plus PLC	(3,810)	(58,283)
	Telefonaktiebolaget LM Ericsson, Class B	(14,629)	(86,382)
	TPG Telecom, Ltd.	(31,182)	(153,005)
	Vocus Group, Ltd.	(49,679)	(152,213)
			(1,320,856)
	Transportation (0.2%)
	Golar LNG, Ltd.	(2,900)	(74,994)
	Groupe Eurotunnel S.E. Registered	(17,089)	(158,778)
	Scorpio Bulkers, Inc. (e)	(7,500)	(52,032)
			(285,804)
	Total Common Stocks Sold Short (Proceeds $24,464,773)		(53,534,723)

	Exchange-Traded Funds Sold Short (4.0%) (i)
■	SPDR S&P 500 ETF Trust	(3,700)	(841,861)
■	United States Oil Fund, L.P. (e)	(356,600)	(4,036,712)
	Total Exchange-Traded Funds Sold Short (Proceeds $4,444,430)		(4,878,573)
	Total Investments Sold Short (Proceeds $28,909,203) (j)	(47.3)%	(58,413,296)
	Total Investments, Net of Investments Sold Short (Cost $114,528,562)	86.5	106,882,534
	Other Assets, Less Liabilities	13.5	16,681,367
	Net Assets	100.0%	$123,563,901

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2017, excluding short-term investments. May be subject to change daily.
■	Among the Fund’s 5 largest short positions as of January 31, 2017. May be subject to change daily.
‡	Less than one-tenth of a percent.
*	Security, or a portion thereof, was held in the MainStay Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay Absolute Return Multi-Strategy Fund.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown was the rate in effect as of January 31, 2017.
(d)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(e)	Non-income producing security.
(f)	Interest rate shown represents yield to maturity.
(g)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2017, the total market value of these securities was $(185,169), which represented (0.1)% of the Fund's net assets.
(h)	Illiquid security - As of January 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $(42,765), which represented less than one-tenth of a percent of the Fund's net assets.
(i)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(j)	As of January 31, 2017, cash in the amount of $28,150 was on deposit with brokers for short sale transactions.
(k)	As of January 31, 2017, cost was $143,428,413 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$23,196,258
Gross unrealized depreciation	(1,328,841)
Net unrealized appreciation	$21,867,417

As of January 31, 2017, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	2/8/17	Societe Generale	EUR	174,942	$184,972	$3,915
Euro vs. U.S. Dollar	2/8/17	Societe Generale	EUR	16,750	18,099	(13)

Foreign Currency Sales Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)

Canadian Dollar vs. U.S. Dollar	3/16/17	Societe Generale	CAD	650,000	493,956	(5,781)
Danish Krone vs. U.S. Dollar	3/16/17	Societe Generale	DKK	823,000	115,995	(3,706)
Euro vs. U.S. Dollar	2/8/17	Societe Generale	EUR	10,402,625	10,920,988	(310,874)
Euro vs. U.S. Dollar	3/16/17	Societe Generale	EUR	1,760,000	1,850,894	(52,472)
Pound Sterling vs. U.S. Dollar	2/8/17	Societe Generale	GBP	603,537	741,042	(18,275)
Swedish Krona vs. U.S. Dollar	3/16/17	Societe Generale	SEK	3,540,000	379,630	(25,912)
Swiss Franc vs. U.S. Dollar	3/16/17	Societe Generale	CHF	187,000	182,737	(6,682)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(419,800)

As of January 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
Euro Bund	(1)	March 2017	$(162,130)	$1,186
Euro BOBL	(30)	March 2017	(3,988,200)	(9,660)
			$(4,150,330)	$(8,474)

Written Option on Futures Contracts

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Premium (Received)	Market Value
Call-Euro-Bund	Citibank N.A.	$164.00	2/24/207	$(1,000,000)	$(9,715)	$(2,699)
Call-Euro-Bund	Citibank N.A.	$165.00	2/24/207	(1,300,000)	(7,156)	(1,403)
Call-Euro-Bund	Citibank N.A.	$165.50	2/24/207	(1,000,000)	(5,164)	(648)
					(22,035)	(4,750)

1. As of January 31, 2017, cash in the amount of $2,780 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2017.

As of January 31, 2017, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$6,840,000	USD	6/23/2017	Fixed 0.878%	3-Month USD-LIBOR	$—	$5,032	$5,032
2,340,000	USD	1/22/2018	Fixed 0.870%	3-Month USD-LIBOR	—	8,342	8,342
900,000	USD	2/25/2018	Fixed 8.000%	3-Month USD-LIBOR	—	4,368	4,368
165,000	USD	1/22/2026	3-Month USD-LIBOR	Fixed 1.836%	—	(6,395)	(6,395)
1,660,000	USD	6/23/2025	3-Month USD-LIBOR	Fixed 2.366%	—	12,797	12,797
					$—	$24,144	$24,144

As of January 31, 2017, the Fund held the following centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Markit CDX North American Investment Grade Series 27	12/20/2021	Sell	6,140	1.00%	70,987	94,455	23,468
Markit CDX North American High Yield Series 27	12/20/2021	Sell	4,775	5.00%	171,794	295,053	123,259
Markit iTraxx Europe Crossover Series 26	12/20/2021	Buy	2,250	(5.00)%	(177,360)	(212,228)	(34,868)
Markit iTraxx Europe Senior Financials Series 26	12/20/2021	Sell	700	1.00%	422	(3,393)	(3,814)
					$65,843	$173,887	$108,045

As of January 31, 2017, the Fund held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]		(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Bayer A.G.
5.625%, 5/23/18	Societe Generale S.A.	6/20/2021	Buy	EUR	150	(1.00)%	$(3,408)	$(3,854)	$(446)
E.ON International Finance B.V.
6.375%, 5/29/17	BNP Paribas S.A.	6/20/2021	Sell		125	1.00%	418	(2,183)	(2,601)
Fortum OYJ
6.000%, 3/20/19	BNP Paribas S.A.	6/20/2021	Buy		150	(1.00)%	(807)	(2,711)	(1,904)
Orange S.A.
5.625%, 5/22/18	BNP Paribas S.A.	6/20/2021	Buy		250	(1.00)%	(3,698)	(4,685)	(987)
Total Capital S.A.
4.875%, 1/28/19	BNP Paribas S.A.	6/20/2021	Buy		100	(1.00)%	(1,286)	(2,849)	(1,563)
Total Capital S.A.
4.875%, 1/28/19	Societe Generale S.A.	6/20/2021	Buy		100	(1.00)%	(2,188)	(2,849)	(661)
Bayer A.G.
5.625% 5/23/18	Societe Generale S.A.	12/20/2021	Buy		100	(1.00)%	(2,198)	(2,591)	(393)
Electricite de France S.A.
5.625% 2/21/33	BNP Paribas S.A.	12/20/2021	Buy		200	(1.00)%	(1,889)	(426)	1,463
Marks & Spencer PLC
6.125% 12/02/19	Societe Generale S.A.	12/20/2021	Sell		100	1.00%	2,644	2,805	161
Marks & Spencer PLC
6.125% 12/02/19	BNP Paribas S.A.	12/20/2021	Sell		100	1.00%	2,797	2,805	8
Next PLC
5.375% 10/26/21	Societe Generale S.A.	12/20/2021	Sell		100	1.00%	815	1,059	244
							$(8,800)	$(15,479)	$(6,679)

1. As of January 31, 2017, cash in the amount of $1,874,230 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at January 31, 2017.

Total Return Swap Contracts

Open OTC total return equity swap contracts as of January 31, 2017 were as follows:

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Fund	Termination Date(s)	Notional Amount Long/(Short) (000)*	Unrealized Appreciation
UBS AG	Abbott Laboratories	Overnight Bank Funding Rate minus 0.40%	3/1/2025	$1	$39
UBS AG	Buzzi Unicem SpA	1 Month LIBOR BBA minus 0.45%	3/1/2025	(85)	2,833
Citibank N.A.	CNH Industrial NV	1 Month LIBOR BBA minus 0.40%	3/1/2025	(18)	396
Morgan Stanley Capital Services LLC	GFK SE	Euro OverNight Index Average plus 0.55%	3/1/2025	93	599
Morgan Stanley Capital Services LLC	Haldex AB	1 Month Stockholm Interbank Offered Rate plus 0.45%	3/1/2025	638	1,085
Morgan Stanley Capital Services LLC	Harman International Industries Inc	US Federal Funds Rate plus 0.45%	3/1/2025	176	217
Citibank N.A.	Henkel AG & Co KGaA	1 Month LIBOR BBA minus 0.40%	3/1/2025	(142)	2,899
Morgan Stanley Capital Services LLC	J Sainsbury PLC	Sterling OverNight Index Average plus 0.55%	3/1/2025	100	2,617
UBS AG	Lagardere SCA	1 Month LIBOR BBA minus 0.45%	3/1/2025	(49)	7,775
UBS AG	Lavendon Group PLC	1 Month LIBOR BBA plus 0.40%	3/1/2025	127	1,556
UBS AG	London Stock Exchange Group PLC	1 Month LIBOR BBA plus 0.40%	3/1/2025	82	8,752
UBS AG	Marriott International Inc/MD	1 Month LIBOR BBA plus 0.35%	3/1/2025	276	6,636
UBS AG	Orange SA	1 Month LIBOR BBA minus 0.45%	3/1/2025	(84)	1,492
Citibank N.A.	Swatch Group AG/The	1 Month LIBOR BBA minus 1.82%	3/1/2025	89	9,175
UBS AG	Telecom Italia SpA/Milano	1 Month LIBOR BBA minus 0.45%	3/1/2025	(14)	1,208
Morgan Stanley Capital Services LLC	Twitter Inc	US Federal Funds Rate plus 0.45%	3/1/2025	39	2,561
				$1,229	$49,840

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Fund	Termination Date(s)	Notional Amount Long/(Short) (000)*	Unrealized Depreciation
Citibank N.A.	Alibaba Group Holding Ltd	1 Month LIBOR BBA plus 0.35%	3/1/2025	$(115)	$(14,370)
Morgan Stanley Capital Services LLC	AMC Entertainment Holdings Inc	US Federal Funds Rate plus 0.45%	3/1/2025	27	(809)
Morgan Stanley Capital Services LLC	Cairo Communication SpA	Euro OverNight Index Average plus 0.55%	3/1/2025	175	(14,080)
Citibank N.A.	Consumer Staples Select Sector SPDR Fund	1 Month LIBOR BBA minus 0.35%	3/1/2025	(103)	(1,313)
UBS AG	Danieli & C Officine Meccaniche SpA	1 Month LIBOR BBA minus 0.45%	3/1/2025	(40)	(92)
Morgan Stanley Capital Services LLC	Depomed Inc	US Federal Funds Rate plus 0.45%	3/1/2025	127	(15,914)
UBS AG	Entertainment One Ltd	1 Month LIBOR BBA plus 0.40%	3/1/2025	117	(897)
Citibank N.A.	Fiat Chrysler Automobiles NV	1 Month LIBOR BBA minus 0.40%	3/1/2025	(22)	(2,680)
UBS AG	Gamesa Corp Tecnologica SA	1 Month LIBOR BBA plus 0.40%	3/1/2025	176	(1,661)
Morgan Stanley Capital Services LLC	Groupe Fnac SA	Euro OverNight Index Average plus 0.55%	3/1/2025	270	(26,472)
Morgan Stanley Capital Services LLC	Shire PLC	Sterling OverNight Index Average plus 0.55%	3/1/2025	105	(11,609)
Citibank N.A.	Swatch Group AG/The	1 Month LIBOR BBA minus 1.82%	3/1/2025	(89)	(8,901)
UBS AG	Telecom Italia SpA/Milano	1 Month LIBOR BBA plus 0.40%	3/1/2025	19	(1,155)
Morgan Stanley Capital Services LLC	Ubisoft Entertainment SA	Euro OverNight Index Average plus 0.55%	3/1/2025	136	(17,242)
UBS AG	Vinci SA	1 Month LIBOR BBA minus 0.45%	3/1/2025	(46)	(222)
				$737	$(117,417)

Open OTC total return basket swap contracts as of January 31, 2017 were as follows:

Swap Counterparty	Reference Obligation	Rate (Paid)/Received by the Fund	Termination Date	Notional Amount (000)*	Unrealized Appreciation / (Depreciation)
Credit Suisse	Credit Suisse Backwardation Long/Short Excess Return Index **	0.60%	5/31/2017	$1,837	$(987)
Credit Suisse	Credit Suisse Custom 24A Excess Return Index **	1.50%	5/31/2017	2,342	(3,260)
Credit Suisse	Credit Suisse Custom 88 Enhanced Excess Return Index **	0.60%	5/31/2017	2,946	(1,640)
Credit Suisse	Credit Suisse Dividend Alpha ER Index	0.25%	5/31/2017	1,897	(1,812)
Credit Suisse	Credit Suisse GAINS 01E Long/Short Excess Return Index **	1.25%	5/31/2017	1,792	(2,042)
JPMorgan Chase Bank	JPMorgan JMAB125E Index	0.00%	10/31/2017	1,259	-
Societe Generale	SGI BOSS 3% Index	0.60%	6/5/2017	2,569	(3,037)
Societe Generale	SGI Smart Market Neutral Commodity 2 Index **	0.60%	6/5/2017	2,679	(1,305)
Societe Generale	SGI US Gravity Index	0.60%	6/5/2017	1,028	(466)
Societe Generale	SGI NYLIM Custom US Sector Reversal Index	0.60%	6/5/2017	2,426	(79)
				$20,775	$(14,628)

Open OTC Candriam proprietary total return swap contracts as of January 31, 2017 were as follows:

Swap Counterparty	Reference Obligation	Description	Unrealized Appreciation / (Depreciation)
Societe Generale Newedge UK Limited	Candriam IG Diversified Futures Index **	Total return swap with Societe Generale Newedge UK Limited (“SG Newedge UK”). The swap provides exposure to the total returns of the Candriam Alternative Return Systemat program, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $21,412,072)***	$(69,536)
Societe Generale Newedge UK Limited	Candriam Global Alpha Index	Total return swap with SG Newedge UK. The swap provides exposure to the returns of the exchange-traded derivatives and OTC foreign exchange forwards for the Candriam Global Alpha strategy, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $8,779,012)****	(30,508)
Societe Generale Newedge UK Limited	Candriam Global Opportunities Index	Total return swap with SG Newedge UK. The swap provides exposure to the returns of the exchange-traded derivatives and OTC foreign exchange forwards for the Candriam Global Opportunities strategy, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $8,217,687)****	(32,192)
			$(132,236)

The summaries below provide a breakdown of the derivative contracts comprising the index components of the above Candriam proprietary total return swaps as of January 31, 2017:

Candriam IG Diversified Futures Index

Category	% Breakdown
Foreign Currency	162.84%
Equity Index	96.95
Financials	37.63
Agricultural	8.59
Currency	0.00
Energy	-30.59
Metals	-175.42
Total	100.00%

Description	Sector	Notional Amount (000)*	Unrealized Appreciation (Depreciation)
3-Month Sterling Jun19	Financials	$45,645	$10
3-Month Sterling Sep19	Financials	(87,671)	(8,212)
Aluminum LME Mar17	Metals	11,632	113,787
Aluminum LME Mar17	Metals	(9,979)	(97,613)
Australian Dollar	Foreign Currency	45	203
Australian Dollar CME Mar17	Foreign Currency	(208)	(879)
Brent Crude Apr17	Energy	1,334	6,238
British Pound CME Mar17	Foreign Currency	(2,710)	(20,875)
British Pound Sterling	Foreign Currency	52	394
CAC Index Feb17	Equity Index	1,333	(9,968)
Canadian Dollar CME Mar17	Foreign Currency	(1,196)	(8,173)
CFE VIX Feb17	Equity Index	(597)	(2,308)
Corn Mar17	Agricultural	126,511	7,033
Cotton Mar17	Agricultural	2,320	24,763
Crude Oil Mar17	Energy	1,093	3,725
DAX Index Mar17	Equity Index	800	(7,516)
E-mini Nasdaq Mar17	Equity Index	(1,779)	4,089
E-mini Russell Mar17	Equity Index	1,133	8,000
E-mini S&P Mar17	Equity Index	(5,312)	3,503
EUR/JPY CME Mar17	Foreign Currency	(9,634)	(1,678)
EUR/USD CME Mar17	Foreign Currency	(4,534)	(46,087)
Euro	Foreign Currency	32	298
Euro BTP Futures Mar17	Financials	(3,986)	(7,051)
Euro Bund Mar17	Financials	(5,770)	(2,117)
Euro Dollars Sep19	Foreign Currency	(48,942)	(17,517)
Euro Oat Futures Mar17	Financials	(5,409)	(3,087)
Euro Stoxx50 Dividend Futures Dec17	Equity Index	1,834	(14)
Euro Stoxx50 Mar17	Equity Index	1,266	(7,215)
FTSE Index Mar17	Equity Index	3,393	(131)
Gasoline Blendstock Mar17	Energy	(238)	(2,616)
Gold CMX Apr17	Metals	(2,019)	(25,668)
Hang Seng Index Feb17	Equity Index	123,926	(1)
High Grade Copper Mar17	Metals	2,086	55,440
Hong Kong Dollar	Foreign Currency	(140)	1
Japan Govt Bond Tiffe Mar17	Financials	(17,262)	5,824
Japanese Yen	Foreign Currency	(205)	(1,473)
Japanese Yen CME Mar17	Foreign Currency	(1,505)	(12,707)
Korean Bond Mar17	Foreign Currency	(20,423)	(13,096)
Live Cattle Apr17	Agricultural	3,003	(17,096)
Mexican Peso CME Mar17	Foreign Currency	(188)	7,499
Mini Dow Mar17	Equity Index	282,755	(13,715)
Natural Gas Mar17	Energy	(388)	14,323
New Zealand Dollar CME Mar17	Foreign Currency	1,746	13,334
Nikkei Index Mar17	Equity Index	40,046	(7,030)
NY Harbor ULSD Futures Mar17	Energy	1,221	(2,779)
SFE SPI 200 Mar17	Equity Index	1,698	(14,728)
Silver CMX Mar17	Metals	10	22,201
South African Rand CME Mar17	Foreign Currency	109	742
South Korean Won	Foreign Currency	211	(537)
Soybeans Mar17	Agricultural	10,321	176
Sugar Mar17	Agricultural	168	1,149
Topix Index Mar17	Equity Index	763	(12,827)
U.S. 10 Year Notes Mar17	Financials	(1,961)	(3,938)
U.S. 5 Year Note Mar17	Financials	(864)	(859)
U.S. Treasury Bond Mar17	Financials	(967)	(3,806)
United States Dollar	Currency	(766)	-
Wheat Mar17	Agricultural	(132,935)	(21,326)
Zinc LME Mar17	Metals	3,204	92,833
Zinc LME Mar17	Metals	(1,818)	(52,668)
Net Cash and Other Receivables/Payables			(7,790)
Swaps, at Value			$(69,536)

Candriam Global Alpha Index

Category	% Breakdown
Foreign Currency	79.81%
Equity Index	15.71
Financials	4,48
Currency	0.00
Total	100.00%

Candriam Global Alpha Index

Description	Sector	Notional Amount (000)*	Unrealized Appreciation (Depreciation)
2 Year Midcurve Mar17	Financials	$(168)	$-
2 Year Midcurve Mar17	Financials	(19,610)	3,714
2 Year Midcurve Mar17	Financials	33,426	(4,085)
Australian Dollar	Foreign Currency	312	1,398
Australian Dollar CME Mar17	Foreign Currency	(606)	(2,558)
Australian Dollar CME Mar17	Foreign Currency	(5)	1,988
Australian Dollar CME Mar17	Foreign Currency	15	(4,771)
British Pound CME Jun17	Foreign Currency	(27)	4,497
British Pound CME Jun17	Foreign Currency	29	(4,797)
British Pound CME Mar17	Foreign Currency	(102)	(786)
British Pound CME Mar17	Equity Index	(3)	1,769
British Pound CME Mar17	Equity Index	0‡	26
British Pound CME Mar17	Equity Index	(1)	871
British Pound Sterling	Equity Index	5	40
Canadian Dollar CME Mar17	Equity Index	(282)	(1,929)
Canadian Dollar CME Mar17	Equity Index	(2)	998
CFE VIX Apr17	Equity Index	(60)	194
CFE VIX Feb17	Equity Index	81	313
DAX Index Jun17	Equity Index	27	(3,720)
DAX Index Jun17	Equity Index	(15)	3,256
DAX Index Jun17	Equity Index	(17)	(1,566)
E-mini S&P Mar17	Foreign Currency	(33)	1,272
E-mini S&P Mar17	Foreign Currency	(6)	-
EUR vs. NOK Mar17	Foreign Currency	376	3,503
EUR/USD CME Jun17	Foreign Currency	(58)	(12,376)
EUR/USD CME Jun17	Foreign Currency	52	10,696
EUR/USD CME Jun17	Equity Index	(16)	4,133
EUR/USD CME Mar17	Equity Index	0‡	(70)
EUR/USD CME Mar17	Equity Index	(438)	(4,457)
Euro	Equity Index	818	7,578
Euro Bobl Mar17	Equity Index	(6,884)	(4,312)
Euro BTP Futures Mar17	Equity Index	1,680	2,938
Euro Bund Mar17	Equity Index	719	221
Euro Bund Mar17	Equity Index	(3)	(80)
Euro Bund Mar17	Equity Index	(267)	346
Euro Bund Mar17	Equity Index	463	(905)
Euro CME Feb17	Equity Index	33	14,262
Euro CME Feb17	Equity Index	(26)	(17,487)
Euro STOXX 50 Mar17	Equity Index	40	(3,535)
Euro STOXX 50 Mar17	Equity Index	(11)	2,797
Euro STOXX 50 Mar17	Equity Index	(10)	4,785
Euro STOXX 50 Mar17	Equity Index	(18)	(821)
Euro STOXX 50 Mar17	Equity Index	(27)	(1,630)
Euro STOXX Banks Feb17	Equity Index	(17)	(696)
Euro Stoxx50 Dividend Futures Dec17	Equity Index	131	(606)
Euro Stoxx50 Mar17	Equity Index	(355)	1,984
FTSE MIB Index Jun17	Equity Index	(33)	4,218
FTSE MIB Index Mar17	Equity Index	(62)	(5,543)
Hang Seng China Enterprises Index Feb17	Foreign Currency	(356)	-
Hang Seng China Enterprises Index Feb17	Foreign Currency	(2)	-
Hang Seng China Enterprises Index Feb17	Foreign Currency	10	1
Hong Kong Dollar	Foreign Currency	21	(1)
Japanese Yen	Foreign Currency	46	330
Japanese Yen CME Mar17	Foreign Currency	(39)	(8,319)
Japanese Yen CME Mar17	Foreign Currency	(369,075)	(9,378)
Japanese Yen CME Mar17	Foreign Currency	(3)	1,337
Japanese Yen CME Mar17	Foreign Currency	(1)	770
Japanese Yen CME Mar17	Foreign Currency	0‡	(24)
Mexican Peso CME Mar17	Equity Index	114	(4,537)
Mini MSCI Emerging Markets Mar17	Equity Index	187	-
Nikkei Index Mar17	Equity Index	35	(7,347)
Nikkei Index Mar17	Equity Index	(6)	1,232
Nikkei Index Mar17	Foreign Currency	(10)	(1,408)
Nikkei Index Mar17	Foreign Currency	327	(3,362)
NOK vs. EUR Mar17	Equity Index	(371)	(3,458)
OMX Stockholm 30 Index Feb17	Equity Index	(6)	3,918
OMX Stockholm 30 Index Feb17	Equity Index	15	(8,777)
OMX Stockholm 30 Index Mar17	Equity Index	(17)	207
Palm Kernel Oil Feb17	Foreign Currency	(5)	855
Palm Kernel Oil Mar17	Foreign Currency	0‡	1
Palm Kernel Oil Mar17	Equity Index	0‡	(16)
S&P 500 Index Mar17	Equity Index	(40)	1,396
S&P 500 Index Mar17	Equity Index	(7)	41
SGX Japanese Government Bond Future Feb17	Equity Index	(7)	3,055
Singapore Dollar	Equity Index	1	11
South African Rand CME Mar17	Equity Index	(82)	(556)
Soybeans Feb17	Equity Index	(58)	3,221
Soybeans Feb17	Equity Index	(1)	690
Soybeans Feb17	Equity Index	3	(899)
STOXX 600 Basic Resources Mar17	Equity Index	(19)	1,553
STOXX 600 Basic Resources Mar17	Equity Index	(3)	117
STOXX Europe 600 Consumer Staples Mar17	Equity Index	(74)	282
STOXX Europe 600 Telecommunications Mar17	Foreign Currency	484	(1,078)
STOXX Europe 600 Travel Mar17	Foreign Currency	526	(3,190)
Swedish Krona	Foreign Currency	(37)	(350)
Swiss Franc	Financials	23	129
Turkish Lira	Financials	2	2
U.S. 10 Year Bonds Mar17	Financials	1,833	1,808
U.S. 10 Year Notes Mar17	Financials	995	1,999
U.S. 10 Year Notes Mar17	Financials	(28)	(4,224)
U.S. 10 Year Notes Mar17	Financials	(1)	-
U.S. 10 Year Notes Mar17	Financials	7	(1,651)
U.S. 5 Year Note Mar17	Financials	866	861
United States Dollar	Currency	(674)	-
VSTOXX Apr17	Equity Index	(755)	154
VSTOXX Mar17	Equity Index	634	1,272
Net Cash and Other Receivables/Payables			1,758
Swaps, at Value			$(30,508)

Candriam Global Opportunities Index

Category	% Breakdown
Equity Index	41.72%
Financials	29.33
Foreign Currency	28.95
Currency	0.00
Total	100.00%

Candriam Global Opportunities Index
Description	Sector	Notional Amount (000)*	Unrealized Appreciation (Depreciation)
Australian Dollar	Foreign Currency	$18	$81
British Pound Sterling	Foreign Currency	11	82
Euro	Foreign Currency	213	1,971
Euro Bobl Mar17	Equity Index	7	(1,068)
Euro Bobl Mar17	Equity Index	(3)	650
Euro Dollars Dec17	Foreign Currency	(14)	(382)
Euro Dollars Dec17	Foreign Currency	23	(1,529)
Euro Dollars Dec17	Foreign Currency	(8)	1,147
Euro Dollars Dec18	Foreign Currency	7,933	2,023
Euro Dollars Dec19	Foreign Currency	(7,907)	(3,237)
Hong Kong Dollar	Foreign Currency	5	-
Japanese Yen	Foreign Currency	69	493
Japanese Yen CME Mar17	Foreign Currency	(659)	(5,564)
KRW vs. EUR Jul17	Foreign Currency	(107)	(2,072)
Polish Zloty	Foreign Currency	0‡	(2)
SGX Nifty 50 Mar17	Equity Index	386	(3,507)
South Korean Won	Foreign Currency	253	(643)
Swiss Franc	Foreign Currency	39	219
Topix Index Mar17	Equity Index	411	(6,922)
U.S. 10 Year Notes Mar17	Financials	(3,738)	(7,509)
United States Dollar	Currency	(643)	-
VSTOXX Mar17	Equity Index	63	165
Net Cash and Other Receivables/Payables			(6,588)
Swaps, at Value			$(32,192)

1. As of January 31, 2017, cash in the amount of $500,071 was on deposit with brokers for total return equity swap contracts.

* Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.

** The total return swap is held in the MainStay Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay Absolute Return Multi-Strategy Fund.

*** The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded futures in relation to any commodity, currency, interest rate, bond or equity index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on June 24, 2015 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

**** The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded derivatives and over the counter derivatives. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on February 26, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

‡ Less than $1,000.

The following abbreviations are used in the preceding pages:

BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)

CAC—Cotation Assiste´e en Continu (French stock market index)

CAD—Canadian Dollar

CFE—CBOE Futures Exchange

CHF—Swiss Franc

CME—Chicago Mercantile Exchange

DAX—Deutscher Aktienindex Index (German stock market index)

DKK—Danish Krone

ETF—Exchange-Traded Fund

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound Sterling

HKD—Hong Kong Dollar

JPY—Japanese Yen

LIBOR—London Interbank Offered Rate

LME—London Metal Exchange

MIB—Milano Italia Borsa (Italian national stock exchange)

OMX—Option Market Index

SEK—Swedish Krona

SFE SPI—Sydney Futures Exchange Share Price Index

SGX—Singapore Exchange

SPDR—Standard & Poor’s Depositary Receipt

USD—United States Dollar

VIX—CBOE Volatility Index

VSTOXX—Euro Stoxx 50 Volatility Index

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$12,339,301	$—	$12,339,301
Foreign Bonds	—	8,520,629	—	8,520,629
U.S. Government & Federal Agency	—	2,507,754	—	2,507,754
Total Long-Term Bonds	—	23,367,684	—	23,367,684
Common Stocks	59,670,569	—	—	59,670,569
Convertible Preferred Stocks	154,426	—	—	154,426
Preferred Stock	26,459	—	—	26,459
Purchased Options	690	—	—	690
Short-Term Investments
Repurchase Agreement	—	61,777,585	—	61,777,585
U.S. Government	—	20,298,417	—	20,298,417
Total Short-Term Investments	—	82,076,002	—	82,076,002
Total Investments in Securities	59,852,144	105,443,686	—	165,295,830
Other Financial Instruments
Credit Default Swap Contracts (b)	—	148,603	—	148,603
Foreign Currency Forward Contracts (b)	—	3,915	—	3,915
Futures Contracts (b)	1,186	—	—	1,186
Interest Rate Swap Contracts (b)	—	30,539	—	30,539
Total Return Equity Swap Contracts (b)	—	49,840	—	49,840
Total Other Financial Instruments	1,186	232,897	—	234,083
Total Investments in Securities and Other Financial Instruments	$59,853,330	$105,676,583	$—	$165,529,913

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks Sold Short	$(53,349,554)	$(185,169)	$—	$(53,534,723)
Exchange Traded Funds Sold Short	(4,878,573)	—	—	(4,878,573)
Total Investments in Securities Sold Short	(58,228,127)	(185,169)	—	(58,413,296)
Other Financial Instruments
Candriam Proprietary Total Return Swap Contracts (b)	—	(132,236)	—	(132,236)
Credit Default Swap Contracts (b)	—	(47,237)	—	(47,237)
Foreign Currency Forward Contracts (b)	—	(423,715)	—	(423,715)
Futures Contracts (b)	(8,474)	—	—	(8,474)
Interest Rate Swap Contracts (b)	—	(6,395)	—	(6,395)
Total Return Basket Swap Contracts (b)	—	(14,628)	—	(14,628)
Total Return Equity Swap Contracts (b)	—	(117,417)	—	(117,417)
Written Options	(4,750)	—	—	(4,750)
Total Other Financial Instruments	(13,224)	(741,628)	—	(754,852)
Total Investments in Securities Sold Short and Other Financial Instruments	$(58,241,351)	$(926,797)	$—	$(59,168,148)

(a)	For a complete listing of investments and their industries, see the Consolidated Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Consolidated Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Advantaged Short Term Bond Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.8%†
	Corporate Bonds 12.5%
	Agriculture 0.3%
	Japan Tobacco, Inc. 2.10%, due 7/23/18 (a)	$1,070,000	$1,075,951

	Auto Manufacturers 0.5%
	Daimler Finance North America LLC 1.375%, due 8/1/17 (a)	380,000	379,847
	Ford Motor Credit Co. LLC 2.375%, due 3/12/19	1,500,000	1,499,981
			1,879,828
	Banks 7.0%
	Bank of America Corp.
	2.00%, due 1/11/18	305,000	306,040
	2.65%, due 4/1/19	1,710,000	1,728,413
	5.65%, due 5/1/18	1,000,000	1,045,399
	BB&T Corp. 1.60%, due 8/15/17	915,000	916,414
	Capital One Financial Corp. 2.45%, due 4/24/19	900,000	907,139
	Capital One N.A. 1.50%, due 3/22/18	1,000,000	996,173
	Citigroup, Inc. 2.55%, due 4/8/19	2,975,000	3,000,210
	Citizens Bank N.A.
	2.30%, due 12/3/18	900,000	905,050
	2.50%, due 3/14/19	310,000	312,289
	Goldman Sachs Group, Inc. (The)
	2.90%, due 7/19/18	1,080,000	1,095,456
	7.50%, due 2/15/19	2,000,000	2,211,548
	HSBC USA, Inc. 2.25%, due 6/23/19	1,000,000	1,001,538
	Huntington National Bank (The) 2.20%, due 11/6/18	2,000,000	2,007,830
	JPMorgan Chase & Co. 6.30%, due 4/23/19	3,000,000	3,274,041
	Morgan Stanley
	2.375%, due 7/23/19	1,225,000	1,229,779
	2.45%, due 2/1/19	2,400,000	2,417,710
	7.30%, due 5/13/19	1,000,000	1,110,783
	Wells Fargo & Co. 2.125%, due 4/22/19	1,709,000	1,716,723
			26,182,535
	Biotechnology 0.2%
	Celgene Corp. 2.30%, due 8/15/18	900,000	906,117

	Food 0.3%
	J.M. Smucker Co. (The) 1.75%, due 3/15/18	205,000	205,359
	Sysco Corp. 5.375%, due 3/17/19	1,000,000	1,066,815
			1,272,174
	Health Care - Products 0.3%
	Stryker Corp. 2.00%, due 3/8/19	975,000	976,791

	Insurance 0.8%
	American International Group, Inc. 2.30%, due 7/16/19	2,000,000	2,012,918
	Voya Financial, Inc. 2.90%, due 2/15/18	763,000	771,163
			2,784,081
	Oil & Gas 0.7%
	Chevron Corp. 4.95%, due 3/3/19	445,000	474,845
	Phillips 66 2.95%, due 5/1/17	285,000	286,211
	Shell International Finance B.V. 1.625%, due 11/10/18	1,000,000	999,977
	Total Capital International S.A. 2.125%, due 1/10/19	1,000,000	1,006,981
			2,768,014
	Pharmaceuticals 1.1%
	AbbVie, Inc. 2.00%, due 11/6/18	750,000	752,864
	Express Scripts Holding Co. 2.25%, due 6/15/19	1,000,000	1,002,826
	Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, due 7/19/19	440,000	432,109
	Zoetis, Inc. 1.875%, due 2/1/18	2,000,000	2,002,550
			4,190,349
	Real Estate 0.3%
	Prologis, L.P. 2.75%, due 2/15/19	1,000,000	1,016,253

	Real Estate Investment Trusts 0.7%
	Boston Properties, L.P. 3.70%, due 11/15/18	1,000,000	1,027,961
	Welltower, Inc. 4.125%, due 4/1/19	1,500,000	1,554,872
			2,582,833
	Telecommunications 0.3%
	AT&T, Inc. 5.80%, due 2/15/19	1,000,000	1,070,909
	Total Corporate Bonds (Cost $46,755,146)		46,705,835

	Municipal Bonds 86.3%
	Alabama 0.8%
	Calhoun County Board of Education, Special Tax Insured: BAM 3.00%, due 2/1/19	200,000	205,714
	Houston County Health Care Authority, Southeast Alabama Medical, Revenue Bonds 3.00%, due 10/1/17	185,000	186,881
	Industrial Development Board of the City of Mobile Alabama, Alabama Power Co.-Barry Plant, Revenue Bonds 1.625%, due 7/15/34 (b)	250,000	250,838
	Jasper Water & Sewer Board Inc., Revenue Bonds
	4.00%, due 6/1/18	705,000	730,422
	4.00%, due 6/1/19	500,000	528,585
	Water Works Board of the City of Birmingham, Revenue Bonds Series C 1.509%, due 1/1/19	1,000,000	992,300
			2,894,740
	Alaska 0.1%
	Alaska Railroad Corp., Revenue Bonds Series A 5.00%, due 8/1/18	500,000	526,010

	Arizona 1.2%
	City of Tucson AZ, Certificates of Participation Insured: AGM 4.00%, due 7/1/20	350,000	376,607
	Mohave County Unified School District No. 20 Kingman, Unlimited General Obligation Insured: BAM 3.00%, due 7/1/20	1,505,000	1,560,519
	Pima County Unified School District No. 16 Catalina Foothills, Unlimited General Obligation
	3.00%, due 7/1/18	1,315,000	1,346,455
	3.00%, due 7/1/19	1,165,000	1,203,783
			4,487,364
	Arkansas 0.4%
	Arkansas Development Finance Authority, Baptist Health, Revenue Bonds Series A 4.00%, due 12/1/17	375,000	384,045
	County of Baxter AR, Baxter Regional Medical Center, Revenue Bonds
	Series A 5.00%, due 9/1/17	305,000	311,798
	Series A 5.00%, due 9/1/20	785,000	868,697
			1,564,540
	California 8.2%
	Auburn Urban Development Authority Successor Agency, Auburn Redevelopment Project, Tax Allocation
	Insured: BAM 4.00%, due 6/1/18	135,000	140,090
	Insured: BAM 4.00%, due 6/1/19	140,000	148,474
	Avalon Community Improvement Agency Successor Agency, Tax Allocation Series A, Insured: AGM 4.00%, due 9/1/18	300,000	312,873
	California Health Facilities Financing Authority, NV Methodist Homes, Revenue Bonds 3.00%, due 7/1/18	285,000	292,590
	California Health Facilities Financing Authority, Scripps Health, Revenue Bonds Series G 0.61%, due 10/1/19 (b)	2,875,000	2,875,000
	California Municipal Finance Authority, Harbor Regional Center Project, Revenue Bonds 4.00%, due 11/1/18	740,000	772,382
	California Municipal Finance Authority, Inland Regional Center Project, Revenue Bonds 2.00%, due 6/15/18	1,205,000	1,215,363
	California School Finance Authority, Aspire Public Schools, Revenue Bonds
	Series A 3.00%, due 8/1/17 (a)	130,000	130,748
	Series A 5.00%, due 8/1/19 (a)	130,000	138,320
	California Statewide Communities Development Authority, Inland Regional Center Project, Revenue Bonds 5.375%, due 12/1/37	50,000	51,869
	Charter Oak Unified School District, Unlimited General Obligation Insured: AGM 4.00%, due 8/1/18	435,000	453,657
	City of Industry CA, Senior, Revenue Bonds
	Series A, Insured: AGM 1.88%, due 1/1/18	355,000	355,930
	Series A, Insured: AGM 2.125%, due 1/1/19	985,000	990,260
	City of Oakland CA, Revenue Bonds Insured: AGM (zero coupon), due 12/15/19	1,000,000	935,610
	City of San Francisco CA, Public Utilities Commission Water, Build America Bonds, Revenue Bonds Series B 4.10%, due 11/1/17	315,000	321,287
	Commerce Community Development Commission Successor Agency, Tax Allocation Series B, Insured: AGM 2.00%, due 8/1/19	1,890,000	1,879,643
	County of San Diego CA, Sanford Burnham Prebys Medical, Revenue Bonds
	4.00%, due 11/1/17	400,000	408,736
	5.00%, due 11/1/18	400,000	424,888
	Del Mar Race Track Authority, Revenue Bonds 4.00%, due 10/1/18	1,230,000	1,268,991
	Industry Public Finance Authority, Transportation Distribution-Industrial Redevelopment, Tax Allocation
	Series B, Insured: AGM 3.039%, due 1/1/19	4,000,000	4,093,680
	Series A, Insured: AGM 5.00%, due 1/1/18	700,000	725,417
	Monrovia Redevelopment Agency Successor Agency, Central Redevelopment Project, Tax Allocation Series A, Insured: AGM 2.50%, due 5/1/19	600,000	604,188
	Moreno Valley Public Financing Authority, Revenue Bonds Insured: AGM 2.25%, due 11/1/18	105,000	105,646
¤	Municipal Improvement Corp. of Los Angeles, Revenue Bonds Series A 2.846%, due 11/1/19	5,015,000	5,136,463
	Ramona Unified School District Community Facilities District No. 92-1, Certificates of Participation Insured: BAM 4.00%, due 5/1/18	1,245,000	1,290,268
	Sacramento Public Financing Authority, Golden 1 Center, Revenue Bonds 2.51%, due 4/1/18	750,000	751,747
	Sacramento Redevelopment Agency Successor Agency, Tax Allocation Series B, Insured: BAM 2.695%, due 12/1/19	965,000	984,889
	San Bernardino City Unified School District, Election of 2012, Unlimited General Obligation
	Series C, Insured: AGM 4.00%, due 8/1/17	250,000	253,877
	Series C, Insured: AGM 5.00%, due 8/1/18	300,000	317,319
	San Diego Redevelopment Agency Successor Agency, Tax Allocation
	Series B 2.00%, due 9/1/18	250,000	250,503
	Series B 2.25%, due 9/1/19	250,000	251,227
	Series B 2.625%, due 9/1/20	200,000	200,666
	San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment Project, Tax Allocation
	Series B 4.00%, due 8/1/19	520,000	553,010
	Series C 4.00%, due 8/1/19	700,000	744,436
	Sierra Kings Health Care District, Unlimited General Obligation
	4.00%, due 8/1/17	220,000	223,098
	4.00%, due 8/1/18	200,000	207,418
	Stanton Redevelopment Agency, Stanton Consol Redevelopment, Tax Allocation Insured: BAM 2.00%, due 12/1/19	260,000	259,475
	Stockton Public Financing Authority, Special Tax Series A, Insured: BAM 4.00%, due 9/2/20	575,000	619,959
			30,689,997
	Colorado 0.6%
	City of Glendale CO, Revenue Bonds Insured: AGM 1.574%, due 12/1/17	250,000	250,605
	Colorado Health Facilities Authority, Evangelical Lutheran Good, Revenue Bonds 3.00%, due 6/1/18	500,000	510,525
	E-470 Public Highway Authority, Revenue Bonds
	Series A 2.00%, due 9/1/17	230,000	230,810
	Series A 5.00%, due 9/1/19	1,000,000	1,087,360
			2,079,300
	Connecticut 1.2%
	City of Bridgeport CT, Unlimited General Obligation Series D, Insured: AGM 5.00%, due 8/15/20	1,000,000	1,105,980
	City of Hartford CT, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 7/1/18	650,000	681,480
	Series C, Insured: NATL-RE 5.00%, due 9/1/18	465,000	491,491
	City of New Britain CT, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 3/1/18	1,345,000	1,385,807
	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Revenue Bonds Series M 4.00%, due 7/1/19	800,000	847,088
			4,511,846
	Delaware 0.1%
	Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds Series A 4.00%, due 6/1/18	300,000	308,529

	District of Columbia 0.1%
	Washington Metropolitan Area Transit Authority, Revenue Bonds Series A 4.00%, due 7/1/19	250,000	259,478

	Florida 1.1%
	City of Lakeland FL, Lakeland Regional Health Systems, Revenue Bonds
	5.00%, due 11/15/19	265,000	287,960
	5.00%, due 11/15/20	420,000	465,259
	City of Tallahassee FL, Tallahassee Memorial Healthcare, Inc., Revenue Bonds
	Series A 5.00%, due 12/1/17	435,000	447,354
	Series A 5.00%, due 12/1/18	425,000	448,945
	Escambia County School Board, Revenue Bonds 4.00%, due 9/1/18	300,000	313,662
	Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds Series B 2.32%, due 11/15/17	1,265,000	1,268,972
	Orange County Health Facilities Authority, Presbyterian Retirement Communities, Revenue Bonds
	2.00%, due 8/1/17	500,000	500,775
	3.00%, due 8/1/18	345,000	350,292
			4,083,219
	Guam 0.7%
	Territory of Guam, Revenue Bonds
	Series D 3.00%, due 11/15/17	300,000	302,721
	Series D 4.00%, due 11/15/18	275,000	284,182
	Series A 5.00%, due 12/1/20	1,850,000	2,032,447
			2,619,350
	Hawaii 0.1%
	State of Hawaii Department of Budget & Finance, Hawaii Pacific Health Obligation, Revenue Bonds Series A 5.00%, due 7/1/18	250,000	263,265

	Illinois 10.9%
	Chicago Board of Education, Capital Appreciation School Reform, Unlimited General Obligation Series B-1, Insured: NATL-RE (zero coupon), due 12/1/18	1,470,000	1,389,297
	Chicago Board of Education, Chicago School Board, Unlimited General Obligation Series A, Insured: NATL-RE 5.25%, due 12/1/19	400,000	420,252
	Chicago Board of Education, Unlimited General Obligation
	Series A, Insured: NATL-RE 5.00%, due 12/1/19	1,775,000	1,852,976
	Series A, Insured: AMBAC 5.50%, due 12/1/18	220,000	224,358
	City of Berwyn IL, Unlimited General Obligation Series B, Insured: NATL-RE 5.71%, due 12/1/17	1,675,000	1,723,240
	City of Chicago IL, Direct Access BD PG, Unlimited General Obligation Series 1A, Insured: AMBAC 4.125%, due 1/1/19	275,000	275,564
	City of Chicago IL, Unlimited General Obligation Series I, Insured: AMBAC 5.00%, due 12/1/17	1,225,000	1,228,626
	City of Chicago IL, Waterworks Second Lien, Revenue Bonds 4.00%, due 11/1/18	1,000,000	1,035,180
	City of Freeport IL, Unlimited General Obligation Series A, Insured: AGM 2.00%, due 1/1/18	100,000	100,480
	City of Peoria IL, Unlimited General Obligation Series A 3.00%, due 1/1/19	525,000	534,224
	City of Rockford IL, Unlimited General Obligation
	Series A, Insured: BAM 3.00%, due 12/15/17	240,000	243,691
	Series A, Insured: BAM 3.00%, due 12/15/18	145,000	148,838
	Cook County Community Consolidated School District No. 168 Sauk Village, Limited General Obligation Series B, Insured: AGM 1.90%, due 12/1/17	405,000	405,134
	Cook County Community High School District No. 212 Leyden, Revenue Bonds Series B, Insured: BAM 2.00%, due 12/1/19	1,140,000	1,138,940
	Cook County School District No. 102 La Grange, Limited General Obligation Series B, Insured: AGM 3.00%, due 12/15/17	275,000	279,417
	County of Cook IL, Unlimited General Obligation Series D, Insured: BAM 2.03%, due 11/15/18	700,000	700,392
	Illinois Finance Authority, Edward Elmhurst Obligated Group, Revenue Bonds Series A 5.00%, due 1/1/21	300,000	329,313
¤	Illinois Health Facilities Authority, Memorial Health System, Revenue Bonds 0.63%, due 10/1/22 (b)	7,730,000	7,730,000
	Illinois Sports Facilities Authority, Capital Appreciation, Revenue Bonds Insured: AMBAC (zero coupon), due 6/15/19	925,000	866,068
	Illinois Sports Facilities Authority, Revenue Bonds 5.00%, due 6/15/18	495,000	509,914
	Illinois State University, Revenue Bonds
	Insured: AGM 4.00%, due 4/1/18	1,155,000	1,187,917
	Insured: AGM 5.00%, due 4/1/19	1,000,000	1,067,020
	Peoria County School District No. 68 Oak Grove, Unlimited General Obligation Series C, Insured: AGM 2.00%, due 12/1/19	180,000	181,501
	Public Building Commission of Chicago, Chicago School Reform, Revenue Bonds Series B, Insured: NATL-RE 5.25%, due 12/1/18	115,000	121,714
	Randolph County Community Unit School District No. 140 Sparta, Unlimited General Obligation
	Insured: AGM 4.00%, due 12/1/17	200,000	204,582
	Insured: AGM 4.00%, due 12/1/18	405,000	423,962
	Insured: AGM 4.00%, due 12/1/19	210,000	224,093
	Regional Transportation Authority, Revenue Bonds Insured: AGM 5.75%, due 6/1/18	1,000,000	1,061,640
	Round Lake IL, Lakewood Grove Special Service Area No. 3 & 4, Special Tax Insured: BAM 2.65%, due 3/1/21	500,000	499,685
	Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds Series A, Insured: AGM 5.00%, due 4/1/17	1,165,000	1,172,794
	St. Clair County High School District No 201 Belleville, Unlimited General Obligation Insured: BAM 3.50%, due 4/1/19	160,000	165,926
	State of Illinois, Revenue Bonds
	5.00%, due 6/15/18	545,000	571,394
	5.00%, due 6/15/19	610,000	656,848
	State of Illinois, Unlimited General Obligation
	Insured: AGM 5.00%, due 1/1/18	850,000	874,131
	Insured: AGM 5.00%, due 4/1/18	310,000	316,216
	5.365%, due 3/1/17	2,500,000	2,508,675
	Insured: NATL-RE 5.50%, due 8/1/18	750,000	787,230
	United City of Yorkville IL, Special Service Area No. 2005-108 & 2005-109, Special Tax Insured: AGM 3.00%, due 3/1/19	884,000	902,378
	Village of Bellwood IL, Unlimited General Obligation Insured: AGM 3.00%, due 12/1/18	1,000,000	1,022,800
	Village of Cary IL, Special Service Area No. 1, Special Tax
	Insured: BAM 1.00%, due 3/1/17	100,000	100,006
	Insured: BAM 1.20%, due 3/1/18	100,000	99,740
	Insured: BAM 1.50%, due 3/1/19	150,000	148,958
	Village of Cary IL, Special Service Area No. 2, Special Tax
	Insured: BAM 1.00%, due 3/1/17	99,000	99,006
	Insured: BAM 1.20%, due 3/1/18	99,000	98,743
	Insured: BAM 1.70%, due 3/1/20	149,000	147,099
	Village of Crestwood IL, Alternate Revenue Source, Unlimited General Obligation Series B, Insured: BAM 2.00%, due 12/15/19	500,000	497,610
	Village of Rosemont IL, Corporate Purpose, Unlimited General Obligation Series B, Insured: AGM 3.021%, due 12/1/19	955,000	974,988
	Volo Village Special Service Area 3 & 6, Symphony Meadows / Lancaster, Special Tax
	Insured: AGM 3.00%, due 3/1/17	200,000	200,320
	Insured: AGM 3.00%, due 3/1/18	200,000	202,786
	Insured: AGM 3.00%, due 3/1/19	200,000	204,158
	Western Illinois University, Revenue Bonds
	Insured: BAM 5.00%, due 4/1/17	620,000	623,993
	Insured: BAM 5.00%, due 4/1/18	600,000	623,508
	Insured: BAM 5.00%, due 4/1/19	870,000	925,436
	Insured: BAM 5.00%, due 4/1/20	460,000	497,780
			40,530,541
	Indiana 1.0%
	City of Rockport IN, Revenue Bonds Series B 1.75%, due 6/1/25 (b)	2,000,000	1,997,960
	Indiana Bond Bank, Revenue Bonds Series A 5.25%, due 10/15/18	1,000,000	1,058,710
	Indiana Finance Authority, Marquette Project, Revenue Bonds 5.00%, due 3/1/19	750,000	771,682
			3,828,352
	Iowa 1.6%
	City of Coralville IA, Annual Appropriate Urban Renewal, Certificates of Participation Series B-1 2.00%, due 6/1/18	320,000	320,794
	City of Coralville IA, Certificates of Participation
	Series E 4.00%, due 6/1/19	465,000	484,879
	Series E 4.00%, due 6/1/20	500,000	526,095
	City of Coralville IA, Corporate Purpose Bonds, Unlimited General Obligation
	Series D1 1.50%, due 5/1/18	510,000	508,383
	Series D1 1.75%, due 5/1/19	270,000	268,380
	Series D2 2.25%, due 5/1/18	70,000	69,936
	Iowa Higher Education Loan Authority, Private College Facility- Des Moines, Revenue Bonds 0.63%, due 10/1/33 (b)	2,800,000	2,800,000
	Xenia Rural Water District, Capital Loan Notes, Revenue Bonds
	2.00%, due 12/1/18	225,000	225,927
	3.00%, due 12/1/19	375,000	385,324
	3.00%, due 12/1/20	325,000	333,957
			5,923,675
	Kentucky 0.3%
	City of Ashland KY, King's Daughters Medical Center Project, Revenue Bonds Series A 4.00%, due 2/1/18	650,000	664,489
	Louisville / Jefferson County Metropolitan Government, Norton Healthcare Inc., Revenue Bonds 5.00%, due 10/1/19	500,000	541,735
			1,206,224
	Louisiana 2.0%
	Bossier City LA, Public Improvement Sales & Tax, Revenue Bonds
	2.00%, due 12/1/18	500,000	503,415
	2.00%, due 12/1/19	650,000	652,788
	2.25%, due 12/1/20	500,000	502,340
	City of New Orleans LA, Water System, Revenue Bonds 3.00%, due 12/1/18	250,000	256,928
	City of Shreveport LA, Airport System, Revenue Bonds Series B, Insured: AGM 2.452%, due 1/1/19	500,000	506,205
	City of Shreveport LA, Water & Sewer, Junior Lien, Revenue Bonds Series C, Insured: BAM 1.90%, due 12/1/18	1,120,000	1,117,144
	Lafayette Consolidated Government, Revenue Bonds Insured: AGM 5.00%, due 11/1/17	550,000	565,725
	Lafayette Public Trust Financing Authority, Ragin Cajun Facilities-Housing & Parking Project, Revenue Bonds Insured: AGM 5.00%, due 10/1/18	705,000	744,607
	Louisiana Local Government Environmental Facilities & Community Development Authority, University Student Housing, Revenue Bonds
	Series A, Insured: AGM 2.00%, due 10/1/19	555,000	560,911
	Insured: AGM 3.00%, due 10/1/17	355,000	359,501
	Insured: AGM 3.00%, due 10/1/18	865,000	887,922
	Series A, Insured: AGM 3.00%, due 10/1/20	575,000	599,156
	Louisiana Public Facilities Authority, Nineteenth Judicial District, Revenue Bonds Series C, Insured: AGM 5.00%, due 6/1/18	245,000	255,731
			7,512,373
	Maryland 0.3%
	Maryland Health & Higher Educational Facilities Authority, Edenwald Issue, Revenue Bonds 3.00%, due 1/1/18	705,000	716,400
	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Revenue Bonds 5.00%, due 7/1/18	300,000	315,789
			1,032,189
	Massachusetts 1.3%
	Massachusetts Development Finance Agency, Caregroup, Revenue Bonds Series H-2 1.824%, due 7/1/17	1,000,000	1,000,210
	Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
	5.00%, due 10/1/19	985,000	1,051,034
	5.00%, due 10/1/20	760,000	822,898
	Massachusetts Development Finance Agency, UMass Memorial Health Care, Revenue Bonds Series I 5.00%, due 7/1/18	1,000,000	1,047,420
	Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
	4.00%, due 9/1/17	200,000	202,676
	5.00%, due 9/1/18	225,000	235,726
	Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds
	4.00%, due 1/1/19	170,000	178,593
	5.00%, due 1/1/20	200,000	219,780
			4,758,337
	Michigan 4.6%
	County of Genesee MI, Water Supply System, Limited General Obligation
	Series B, Insured: BAM 5.00%, due 2/1/18	150,000	155,463
	Series B, Insured: BAM 5.00%, due 2/1/19	200,000	213,052
	County of Wayne MI, Limited General Obligation 4.25%, due 12/1/18	1,946,000	1,951,974
	Harper Woods School District, Unlimited General Obligation Insured: AGM 5.00%, due 5/1/19	500,000	540,690
	Lincoln Consolidated School District, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 5/1/19	1,180,000	1,270,931
	Livonia Public Schools, School District, Unlimited General Obligation Insured: AGM 4.00%, due 5/1/18	210,000	216,873
	Michigan Finance Authority, College for Creative Studies, Revenue Bonds
	4.00%, due 12/1/17	200,000	203,664
	5.00%, due 12/1/18	200,000	210,772
	Orchard View Schools, Unlimited General Obligation
	Series B 1.349%, due 5/1/17	1,000,000	999,940
	Series B 1.78%, due 5/1/18	1,000,000	1,001,140
	Series B 2.062%, due 5/1/19	1,410,000	1,413,454
	Saline Area Schools, Unlimited General Obligation 1.741%, due 5/1/19	2,300,000	2,289,466
	Tender Option Bond Trust Receipts / Certificates, Floaters, Limited General Obligation Series 2016-TPG003 1.75%, due 12/1/18 (a)(b)	3,895,000	3,895,000
	Warren Consolidated Schools, Unlimited General Obligation
	Series B, Insured: BAM 4.00%, due 5/1/18	1,630,000	1,688,224
	Series B, Insured: BAM 5.00%, due 5/1/19	1,080,000	1,164,640
			17,215,283
	Minnesota 0.4%
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System Project, Revenue Bonds 5.00%, due 11/15/18	1,350,000	1,429,609

	Mississippi 0.8%
	City of Jackson MS Water & Sewer System, Revenue Bonds
	Insured: BAM 4.00%, due 9/1/18	380,000	393,368
	Insured: BAM 4.00%, due 9/1/20	625,000	662,656
	Mississippi Development Bank, Biloxi Mississippi Project, Revenue Bonds Insured: BAM 4.00%, due 11/1/20	650,000	696,066
	Mississippi Development Bank, Canton Public School District, Revenue Bonds
	Insured: AGM 4.00%, due 12/1/17	260,000	266,139
	Insured: AGM 4.00%, due 12/1/18	935,000	977,617
			2,995,846
	Missouri 3.7%
	City of Belton MO, Certificates of Participation Insured: NATL-RE 5.00%, due 3/1/17	150,000	150,439
	Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds Series B 0.62%, due 10/1/24 (b)	2,930,000	2,930,000
¤	Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds Series B 0.60%, due 2/15/33 (b)	8,800,000	8,800,000
	St. Louis Municipal Finance Corp., Carnahan Courthouse, Revenue Bonds
	Series A 3.00%, due 2/15/18	460,000	468,308
	Series A 4.00%, due 2/15/19	1,425,000	1,493,913
			13,842,660
	Nevada 0.6%
	County of Humboldt N.V., Sierra Pacific Power Co., Revenue Bonds Series A 1.25%, due 10/1/29 (b)	2,250,000	2,238,682

	New Hampshire 0.3%
	Manchester Housing & Redevelopment Authority, Inc., Capital Appreciation, Revenue Bonds Series B, Insured: AGC (zero coupon), due 1/1/18	100,000	97,422
	New Hampshire Health & Education Facilities Authority, Kendel At Hanover, Revenue Bonds
	2.00%, due 10/1/17	200,000	200,792
	3.00%, due 10/1/18	200,000	204,218
	New Hampshire Health & Education Facilities Authority, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/19	505,000	538,067
			1,040,499
	New Jersey 7.1%
	Atlantic County Improvement Authority, Stockton University Atlantic City, Revenue Bonds Series B, Insured: AGM 5.00%, due 9/1/20	3,745,000	4,168,148
	Borough of North Plainfield NJ, Unlimited General Obligation Insured: MAC 3.00%, due 6/1/20	330,000	343,731
	Carteret Board of Education, Certificates of Participation Insured: BAM 4.00%, due 1/15/19	315,000	330,388
	Casino Reinvestment Development Authority, Revenue Bonds 5.00%, due 11/1/18	255,000	263,698
	City of Bayonne NJ, Unlimited General Obligation Insured: AGM 4.00%, due 7/15/19	1,000,000	1,057,100
	Garden State Preservation Trust, Revenue Bonds Series C, Insured: AGM 5.125%, due 11/1/19	3,175,000	3,474,212
	Greater Egg Harbor Regional High School District, Unlimited General Obligation
	Insured: AGM 4.00%, due 2/1/19	750,000	787,965
	Insured: AGM 4.00%, due 2/1/20	1,000,000	1,068,800
	New Jersey Health Care Facilities Financing Authority, Palisades Medical Center, Revenue Bonds 3.15%, due 7/1/18	1,000,000	1,019,196
	New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System, Revenue Bonds
	4.00%, due 7/1/17	1,000,000	1,012,060
	5.00%, due 7/1/18	640,000	672,384
	New Jersey Transportation Trust Fund Authority, Transportation System RMKT, Revenue Bonds Series B-2, Insured: XLCA 5.00%, due 12/15/17 (b)	405,000	415,611
¤	New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
	Series C, Insured: AGM 5.50%, due 12/15/17	420,000	434,351
	Series B, Insured: NATL-RE 5.50%, due 12/15/20	5,000,000	5,526,200
	State of New Jersey, Unlimited General Obligation
	Series L, Insured: AMBAC 5.25%, due 7/15/18	2,045,000	2,159,581
	Series M, Insured: AMBAC 5.50%, due 7/15/17	265,000	270,544
	Series M, Insured: AMBAC 5.50%, due 7/15/19	225,000	245,779
	Town of Hammonton NJ, Unlimited General Obligation
	Insured: AGM 2.00%, due 2/1/17	500,000	500,000
	Insured: AGM 4.00%, due 2/1/18	750,000	770,527
	Township of Brick NJ, Township Improvements, Unlimited General Obligation Series A 5.00%, due 9/1/18	1,000,000	1,059,720
	Trenton Parking Authority, Revenue Bonds
	Series A, Insured: AGM 1.60%, due 10/1/17	165,000	164,602
	Series B, Insured: AGM 2.00%, due 4/1/17	300,000	300,498
	Series A, Insured: AGM 2.49%, due 10/1/19	170,000	168,329
	Series A, Insured: AGM 2.80%, due 10/1/20	180,000	177,052
	Series B, Insured: AGM 4.00%, due 4/1/19	250,000	262,395
			26,652,871
	New York 5.5%
¤	City of New York NY, Unlimited General Obligation
	0.62%, due 6/1/44 (b)	7,000,000	7,000,000
	Series 1 0.63%, due 3/1/40 (b)	2,900,000	2,900,000
	City of Yonkers NY, Limited General Obligation Series D 3.00%, due 8/1/17	1,000,000	1,009,480
	County of Rockland NY, Limited General Obligation Insured: AGM 2.00%, due 12/1/18	655,000	660,515
	County of Rockland NY, Public Improvement, Limited General Obligation Series C, Insured: AGM 3.00%, due 5/1/19	1,435,000	1,474,290
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
	Series 2A 0.84%, due 11/1/22 (b)	1,055,000	1,055,000
	Series A-3 0.84%, due 8/1/23 (b)	1,000,000	1,000,000
	Town of Oyster Bay NY, Public Improvement, Limited General Obligation Series A, Insured: AGM 3.00%, due 3/1/18	4,235,000	4,310,510
	Westchester County Local Development Corp., Westchester Medical Center, Revenue Bonds 5.00%, due 11/1/19	1,145,000	1,239,188
			20,648,983
	North Carolina 0.2%
	Raleigh Durham Airport Authority, Revenue Bonds Series B 5.00%, due 5/1/18 (c)	750,000	784,478

	North Dakota 0.4%
	North Dakota Housing Finance Agency, Revenue Bonds 1.15%, due 1/1/18	1,425,000	1,425,385

	Ohio 4.6%
	City of Cincinnati OH, Unlimited General Obligation Series D 1.837%, due 12/1/18	200,000	200,954
	City of Toledo OH, Limited General Obligation Insured: AGM 4.00%, due 12/1/19	1,540,000	1,643,119
	Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds Series A, Insured: AGM 5.00%, due 11/15/20	3,810,000	4,252,303
	Cleveland Municipal School District, Unlimited General Obligation Series A 3.00%, due 12/1/18	1,185,000	1,220,455
	Ohio Higher Educational Facility Commission, Otterbein University Project, Revenue Bonds Series A 4.00%, due 12/1/19	915,000	959,368
¤	State of Ohio, Capital Facilities Lease-Appropriation, Revenue Bonds Series C 0.79%, due 10/1/36 (b)	8,800,000	8,800,000
			17,076,199
	Oklahoma 2.1%
	Cleveland County Educational Facilities Authority, Moore Public Schools Projects, Revenue Bonds 5.00%, due 6/1/19	3,000,000	3,240,180
	Oklahoma County Independent School District No. 52 Midwest City-Del City, Unlimited General Obligation
	Series A 1.50%, due 1/1/18	2,210,000	2,219,238
	Series A 2.00%, due 1/1/19	2,460,000	2,493,899
			7,953,317
	Pennsylvania 9.2%
	Bermudian Springs School District, Limited General Obligation Insured: BAM 4.00%, due 5/1/19	1,425,000	1,503,076
	Butler County General Authority, South Park School District Project, Revenue Bonds Insured: AGM 0.70%, due 8/1/27 (b)	2,500,000	2,500,000
	Capital Region Water, Revenue Bonds Series A 5.00%, due 7/15/19	1,300,000	1,405,456
	Centre County Hospital Authority, Mount Nittany Medical Center, Revenue Bonds
	Series B 3.00%, due 11/15/20	100,000	104,938
	Series A 4.00%, due 11/15/18	100,000	104,835
	Series A 4.00%, due 11/15/19	240,000	256,121
¤	County of Beaver PA, Unlimited General Obligation
	Series B, Insured: BAM 1.948%, due 11/15/18	2,015,000	2,014,738
	Series B, Insured: BAM 2.18%, due 11/15/19	4,215,000	4,211,544
	Dauphin County General Authority, Pinnacle Health System Project, Revenue Bonds Series A 5.00%, due 6/1/20	500,000	553,265
	Doylestown Hospital Authority, Revenue Bonds Series A, Insured: AGC 5.00%, due 7/1/18	245,000	258,642
	General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc., Revenue Bonds
	4.00%, due 12/1/17	100,000	102,285
	4.00%, due 12/1/18	185,000	192,957
	Hazleton Area School District, Limited General Obligation
	Series B, Insured: BAM 2.00%, due 3/1/20	375,000	377,501
	Series A, Insured: BAM 4.00%, due 3/1/20	600,000	639,852
	Lancaster Higher Education Authority, Harrisburg Area Community, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 10/1/19	685,000	743,574
	Series A, Insured: BAM 5.00%, due 10/1/20	840,000	931,148
	Lycoming County Authority, Pennsylvania College of Technology, Revenue Bonds
	4.00%, due 10/1/18	440,000	458,920
	4.00%, due 10/1/19	755,000	801,689
	4.00%, due 10/1/20	1,730,000	1,860,909
	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds Series B, Insured: AMBAC 5.25%, due 9/1/17	1,700,000	1,741,497
	Philadelphia Authority for Industrial Development, Zero Coupon-Retirement System, Revenue Bonds Series B, Insured: AMBAC (zero coupon), due 4/15/18	360,000	350,633
	Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds
	Series 14T 5.00%, due 10/1/19	750,000	810,457
	Series 14T 5.00%, due 10/1/20	750,000	825,367
	Pocono Mountain School District, Limited General Obligation Series A, Insured: AGM 4.00%, due 6/15/17	1,350,000	1,364,931
	Reading School District, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 2/1/18	790,000	816,710
	Riverside School District, Unlimited General Obligation Insured: BAM 3.00%, due 10/15/17	1,155,000	1,170,385
	Scranton School District, Limited General Obligation Series C 3.125%, due 12/1/25 (b)	2,000,000	1,993,840
	State Public School Building Authority, Chester Upland School, Revenue Bonds Series A, Insured: AGM 5.00%, due 9/15/18	1,140,000	1,204,262
	State Public School Building Authority, Harrisburg School District Project, Revenue Bonds Insured: AGM 4.00%, due 12/1/20	910,000	978,669
	State Public School Building Authority, Revenue Bonds Series B, Insured: AGM 2.116%, due 12/1/20	2,020,000	1,975,156
	Trinity Area School District, Unlimited General Obligation Insured: AGM 4.00%, due 11/1/18	950,000	992,189
	West Mifflin School District, Unlimited General Obligation
	Insured: AGM 4.00%, due 10/1/17	410,000	416,958
	Insured: AGM 5.00%, due 10/1/18	500,000	526,605
	Western Wayne School District, Limited General Obligation Insured: BAM 4.00%, due 4/1/18	290,000	298,590
			34,487,699
	Puerto Rico 5.3%
	Commonwealth of Puerto Rico, Capital Appreciation, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 7/1/17	1,535,000	1,509,534
	Commonwealth of Puerto Rico, CPI- Linked Bonds-Public Improvement, Unlimited General Obligation Series A, Insured: AGC 2.656%, due 7/1/20	215,000	218,195
	Commonwealth of Puerto Rico, Public Improvement, Capital Appreciation, Unlimited General Obligation
	Insured: NATL-RE (zero coupon), due 7/1/17	1,415,000	1,391,525
	Insured: NATL-RE (zero coupon), due 7/1/18	470,000	444,333
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGC 4.75%, due 7/1/18	95,000	98,076
	Insured: AGM 5.25%, due 7/1/17	705,000	714,207
	Insured: AGM 5.25%, due 7/1/18	190,000	197,602
	Insured: AGM 5.25%, due 7/1/20	710,000	749,661
	Insured: AGM 5.50%, due 7/1/17	1,135,000	1,150,992
	Series A, Insured: NATL-RE 5.50%, due 7/1/18	1,705,000	1,777,173
	Insured: AGM 5.50%, due 7/1/19	175,000	184,284
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	1,205,000	1,262,912
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	2,305,000	2,443,023
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series UU, Insured: NATL-RE 4.00%, due 7/1/18	75,000	76,608
	Series UU, Insured: NATL-RE 4.50%, due 7/1/18	100,000	102,835
	Series SS, Insured: NATL-RE 5.00%, due 7/1/18	1,525,000	1,542,720
	Series LL, Insured: NATL-RE 5.50%, due 7/1/17	520,000	527,743
	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series E, Insured: AGM 5.50%, due 7/1/17	255,000	258,603
	Series E, Insured: AGM 5.50%, due 7/1/18	260,000	271,378
	Series AA, Insured: NATL-RE 5.50%, due 7/1/19	715,000	749,363
	Series Z, Insured: AGM 6.00%, due 7/1/18	2,035,000	2,138,134
	Puerto Rico Housing Finance Authority, Sub-Capital Fund Program-Modernization, Revenue Bonds 4.625%, due 12/1/18	100,000	105,070
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 8/1/19	240,000	241,558
	Series C, Insured: AGM 5.25%, due 8/1/17	500,000	507,870
	Series A, Insured: AGM 5.25%, due 8/1/19	250,000	253,442
	Series C, Insured: AGM 5.25%, due 8/1/19	650,000	681,928
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds Series F, Insured: AGC 5.25%, due 7/1/17	330,000	334,310
	Puerto Rico Public Buildings Authority, Revenue Bonds Series C, Insured: AGC 5.75%, due 7/1/17	50,000	50,756
			19,983,835
	Rhode Island 0.9%
	Rhode Island Commerce Corp., Grant Anticipation Rhode Island Department, Revenue Bonds Series A 5.00%, due 6/15/20	1,000,000	1,105,450
	Rhode Island Health & Educational Building Corp., Hospital Financing-Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/20	1,500,000	1,629,420
	Tobacco Settlement Financing Corp., Revenue Bonds Series A 4.00%, due 6/1/17	500,000	505,035
			3,239,905
	South Carolina 0.9%
	SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds
	Series A, Insured: BAM 1.87%, due 12/1/17	345,000	344,065
	Series A, Insured: BAM 2.26%, due 12/1/18	555,000	550,660
	Series A, Insured: BAM 2.54%, due 12/1/19	425,000	420,248
	Series A, Insured: BAM 2.69%, due 12/1/20	500,000	488,840
	Series A, Insured: BAM 2.92%, due 12/1/21	100,000	96,997
	South Carolina Jobs-Economic Development Authority, Palmetto Health, Revenue Bonds Series A 5.00%, due 8/1/18	350,000	368,466
	Sumter Two School Facilities, Inc., Sumter School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/19	1,065,000	1,157,304
			3,426,580
	Tennessee 3.7%
¤	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Floater-Vanderbilt University Medical Center, Revenue Bonds Series C 1.50%, due 7/1/46 (b)	7,000,000	7,000,000
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
	Series A 3.00%, due 10/1/17	280,000	282,436
	Series A 4.00%, due 10/1/18	250,000	258,462
	Series A 4.00%, due 10/1/19	200,000	209,480
¤	Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur, Revenue Bonds Series A, Insured: AGM 0.62%, due 6/1/42 (b)	6,185,000	6,185,000
			13,935,378
	Texas 1.6%
	Crane County Water District, Unlimited General Obligation 3.00%, due 2/15/17	500,000	500,395
	Harris County Municipal Utility District No. 419, Unlimited General Obligation
	Insured: AGM 3.00%, due 9/1/17	100,000	101,034
	Insured: AGM 3.00%, due 9/1/18	150,000	153,506
	Insured: AGM 3.00%, due 9/1/19	735,000	755,837
	Insured: AGM 3.00%, due 9/1/20	500,000	515,675
	Kerrville Health Facilities Development Corp., Peterson Regional Medical Center Project, Revenue Bonds
	4.00%, due 8/15/17	780,000	791,801
	4.00%, due 8/15/18	555,000	576,184
	Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds Series A 3.00%, due 11/15/17	565,000	570,526
	Texas State Public Finance Authority, Financing System Texas Southern University, Revenue Bonds
	Insured: BAM 4.00%, due 5/1/19	1,000,000	1,050,920
	Insured: BAM 4.00%, due 5/1/20	1,000,000	1,064,560
			6,080,438
	U.S. Virgin Islands 1.1%
	Virgin Islands Public Finance Authority, Revenue Bonds
	Series A 5.00%, due 10/1/17	1,635,000	1,573,704
	Series A 5.00%, due 10/1/19	1,810,000	1,595,316
	Virgin Islands Public Finance Authority, Senior Lien-Matching Fund Loan Note, Revenue Bonds Series B 5.00%, due 10/1/18	1,000,000	925,690
			4,094,710
	Utah 0.2%
	City of St. George UT Electric, Revenue Bonds Insured: AGM 2.00%, due 6/1/19	300,000	303,585
	Utah Infrastructure Agency, Revenue Bonds 1.00%, due 10/15/18	630,000	624,437
			928,022
	Vermont 0.2%
	Vermont Educational & Health Building Financing Agency, Saint Michael's College-Green Bond, Revenue Bonds
	3.00%, due 10/1/17	315,000	317,700
	4.00%, due 10/1/18	125,000	129,189
	4.00%, due 10/1/19	130,000	136,059
			582,948
	Virginia 0.1%
	Lexington Industrial Development Authority, Kendal At Lexington, Revenue Bonds 3.00%, due 1/1/19	300,000	306,636

	West Virginia 0.8%
	West Virginia Economic Development Authority, Appalachian Power - Amos Project, Revenue Bonds 1.70%, due 1/1/41 (b)(c)	3,000,000	2,919,510
	Total Municipal Bonds (Cost $323,803,817)		322,368,802

	U.S. Government & Federal Agency 0.0%‡
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.0%‡
	4.50%, due 11/1/18	15,060	15,451
	Total U.S. Government & Federal Agency (Cost $15,005)		15,451
	Total Long-Term Bonds (Cost $370,573,968)		369,090,088

	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $347,750 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 12/31/22, with a Principal Amount of $355,000 and a Market Value of $355,195)	347,750	347,750
	Total Short-Term Investment (Cost $347,750)		347,750

	Total Investments (Cost $370,921,718) (d)	98.9%	369,437,838
	Other Assets, Less Liabilities	1.1	3,961,622
	Net Assets	100.0%	$373,399,460

‡	Less than one-tenth of a percent.
†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2017.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	As of January 31, 2017, cost was $370,921,718 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$601,102
Gross unrealized depreciation	(2,084,982)
Net unrealized depreciation	$(1,483,880)

As of January 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(65)	March 2017	$(14,091,797)	$4,938
			$(14,091,797)	$4,938

1. As of January 31, 2017, cash in the amount of $35,750 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2017.

The following abbreviations are used in the preceding pages:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
MAC	—Municipal Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$46,705,835	$—	$46,705,835
Municipal Bonds	—	322,368,802	—	322,368,802
U.S. Government & Federal Agency	—	15,451	—	15,451
Total Long-Term Bonds	—	369,090,088	—	369,090,088
Short-Term Investment
Repurchase Agreement	—	347,750	—	347,750
Total Investments in Securities	—	369,437,838	—	369,437,838
Other Financial Instruments
Futures Contracts (b)	4,938	—	—	4,938
Total Investments in Securities and Other Financial Instruments	$4,938	$369,437,838	$—	$369,442,776

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2017 (Unaudited)

SECURITIES VALUATION.

Investments are valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of January 31, 2017, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark yields	• Reported trades
• Broker dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Information Classification: Limited Access

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of the security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination there under would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2017, there were no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of January 31, 2017, there were no securities that were fair valued in such a manner.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Funds' net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy.

Investments in Underlying Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Funds are valued using policies consistent with those used by the Underlying Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Information Classification: Limited Access

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of each method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

A Fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was measured as of January 31, 2017 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of January 31, 2017, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Information Classification: Limited Access

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	March 30, 2017

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	March 30, 2017